MONEY MARKET FUND
                       U.S. GOVERNMENT MONEY MARKET FUND
                          MUNICIPAL MONEY MARKET FUND
                    U.S. GOVERNMENT SELECT MONEY MARKET FUND
                     CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                 ANNUAL REPORT

                                March 31, 1997

TABLE OF CONTENTS
                                                                     PAGE
Letter to Shareholders..................................................1

Abbreviations and Other Information.................................... 2

Economic and Market Overview............................................3

Portfolio Commentaries..................................................4

Money Market Funds
   Statements of Assets and Liabilities................................ 6
   Statements of Operations............................................ 7
   Statements of Changes in Net Assets................................. 8
   Financial Highlights............................................... 10
   Schedules of Investments
      Money Market Fund............................................... 12
      U.S. Government Money Market Fund............................... 15
      Municipal Money Market Fund..................................... 16
      U.S. Government Select Money Market Fund........................ 27
      California Municipal Money Market Fund.......................... 28

Notes to the Financial Statements..................................... 31

Report of Independent Public Accountants...............................33



       NOT FDIC-INSURED       May lose value      No bank guarantee

Northern Funds are not insured or guaranteed by the U.S. government, nor can there be any assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

Shares of Northern Funds are distributed by an independent third party, Sunstone Distribution Services, LLC, and sold by The Northern Trust Company and its bank affiliates.


(LOGO)

MAY 1997

DEAR SHAREHOLDER:

We are pleased to provide you with this Northern Funds Annual Report for your money market fund investment for the year ended March 31, 1997. In it, you'll find information about your investment, enabling you to better monitor its management and performance.

This report includes an economic and market overview, a commentary by each of the Northern Funds money market funds portfolio managers, a listing of securities held in each portfolio and each Fund's operating results.

Please read this document carefully and retain it in your files for future reference.

To avoid duplication, we have sent only one copy of each report per mailing address. If you would like to receive duplicate copies, please call the Northern Funds Center at 1-800-595-9111. We will send additional copies and adjust our records accordingly for future mailings.

Thank you for your continued confidence in Northern Funds. Please let us know if there is anything we can do to serve you better.

NORTHERN FUNDS

NORTHERN FUNDS
POST OFFICE BOX 75986
CHICAGO, IL 60690-6319
PHONE (800) 595-9111
FAX (312) 557-0411
SUNSTONE DISTRIBUTION SERVICES, LLC, DISTRIBUTOR



ABBREVIATIONS AND
OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Maturity dates represent the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for these types of securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ADP            Automated Data Processing

AMBAC          American Municipal Bond
               Assurance Corp.

AMT            Alternative Minimum Tax

BAN            Bond Anticipation Note

BTP            Banker's Trust Partnership

CGIC           Capital Guaranty
               Insurance Co.

COLLD.         Collateralized

COP            Certificates of Participation

CP             Commercial Paper

FFCB           Federal Farm Credit Bank

FGIC           Financial Guaranty
               Insurance Corp.

FHA            Federal Housing Authority

FHLB           Federal Home Loan Bank

FHLMC          Federal Home Loan
               Mortgage Corp.

FMTN           Floating Medium Term Note

FNMA           Federal National Mortgage
               Association

FRN            Floating Rate Note

FSA            Financial Security Assurance

G.O.           General Obligation

GNMA           Government National
               Mortgage Association

GTD.           Guaranteed

HFA            Housing Finance Agency

IDA            Industrial Development
               Authority

IDB            Industrial Development Bond

IDR            Industrial Development Revenue

LOC            Letter of Credit

MBIA           Municipal Bond Insurance
               Association

MTN            Medium Term Note

PCR            Pollution Control Revenue

P-FLOATS       Puttable Floating Rate Security

PSF            Permanent School Fund

RAN            Revenue Anticipation Note

SFM            Single Family Mortgage

SLMA           Student Loan Marketing
               Association

SOC GEN        Societe Generale

TAN            Tax Anticipation Note

TOB            Tender Option Bond

TOCR           Tender Option Custodial Receipt

TRAN           Tax and Revenue
               Anticipation Note

TVA            Tennessee Valley Authority

VRDN           Variable Rate Demand Note




                          ECONOMIC AND MARKET OVERVIEW

REVIEW AND OUTLOOK OF THE ECONOMY - GROWTH SHOULD CONTINUE IN 1997
A number of factors lead us to conclude that the U.S. economy should continue to grow throughout 1997. Domestic economic demand appears to have strengthened from the fourth quarter of 1996. Business inventories are low and material prices are starting to rise. This creates the potential for stronger voluntary accumulation of inventories in the first half of 1997.

In light of the stronger-than-expected economic growth and the potential for an even tighter labor market, the Federal Open Market Committee tightened monetary policy a notch toward the end of March. Given that current monetary policy does not appear to be excessively accommodative, and inflation psychology is all but absent in the economy, the tightening by the Federal Reserve is interpreted as fine-tuning. We anticipate the Fed's actions are meant to slow economic growth marginally below its potential, rather than to act as major counter-cyclical tightening, which often results in a recession.

Labor markets remain tight. We could see further tightening as labor force growth slows in accordance with demographic trends. While welfare reform could push labor force participation rates higher, there is a question about how employable these new workers may be, especially in light of the higher minimum wage. So far, the tight labor market has yet to manifest itself in higher core inflation, although further tightening could affect it.

Food prices may not moderate as much as some had expected. Livestock prices are rising as a result of last year's hard culling. Grain and oilseed prices are increasing again due to continued strong demand, low inventories and concerns that this year's harvests could be restrained by spring flooding.

As the peak driving season approaches, gasoline inventories are lower than they were last year, with little excess refinery capacity available. As a result, gasoline prices could rise more than usual this summer.

Although domestic economic demand is strong, net exports could be a drag on growth, at least in the first quarter. The reasons for this are the lagged effects of last year's strengthening in the U.S. dollar and continued economic softness in the industrialized economies, especially those in continental Europe. Countering this, however, is strengthening domestic demand in Canada -- our largest single-country export market -- and continued economic strength in Mexico and the U.K. -- our third- and fourth-largest export markets, respectively.

After Japan, our largest bilateral trade deficit is now with the People's Republic of China. Allegations that the Chinese government has tried to influence federal government decisions through campaign contributions have heightened the political sensitivity of our large Chinese trade deficit.
Because China wants to remain in "most favored nation" trade status and wants to be admitted to the World Trade Organization, the Chinese government might take steps to increase imports from the U.S. Thus, despite the past rise in the U.S. dollar, our trade deficit position could improve.

                             PORTFOLIO COMMENTARIES

MONEY MARKET FUND
During the latter part of 1996 and the first quarter of 1997, the maturity structure of the Fund anticipated higher interest rates in the short-term money market. The portfolio is heavily weighted in Tier-One commercial paper (issues rate in the highest rating category by at least two nationally recognized statistical rating organizations (NRSROs)) where yields are presently most attractive. The remainder is invested in certificates of deposit, repurchase agreements, variable rate notes, Treasury bills and other high-quality securities. Quality remains the primary factor in selecting issues for the portfolio with yield being a secondary factor. During the upcoming year, the Fund will be managed to take advantage of the Federal Reserve's increasing interest rates. The barbell strategy will also be used to take advantage of any backup in the market on the longer end. As always, we will continue to focus on providing our shareholders with the quality, liquidity and yield they are seeking in a money market fund.

Mary Ann Flynn
Portfolio Manager


U.S. GOVERNMENT
MONEY MARKET FUND

U.S. GOVERNMENT SELECT
MONEY MARKET FUND
Although the Federal Reserve raised interest rates only once last year, interest rates were volatile and had a major effect on both Funds' performance. During the year, we maintained our heavy weighting in securities issued by agencies of the U.S. government. For the remainder of this year, we anticipate positioning both Funds to maintain our emphasis on quality and to protect liquidity. We will focus closely on the direction of the economy and Federal Funds interest rates and extend the portfolios' average maturities when conditions warrant.

Edward Kyritz, III
Portfolio Manager


MUNICIPAL MONEY
MARKET FUND
Last year we maintained a longer average maturity and invested in more fixed-rate bonds and Alternative Minimum Tax (AMT) securities. As a result, we outperformed our benchmark (IBC's Money Fund Average/TM/All Tax-Free). We plan to closely watch the supply of short-term securities and the actions of the Federal Reserve. In order to take advantage of rising interest rates, we anticipate keeping the average maturity of the portfolio relatively short.

Brad Snyder
Portfolio Manager


CALIFORNIA MUNICIPAL
MONEY MARKET FUND
The supply of short-term, tax-exempt California securities was very limited last year, causing lower than normal yields. By maintaining a longer average maturity than our peer group, however, we were able to outperform our benchmark (IBC's Money Fund Average/TM/California State-Specific Stock Broker & General Purpose). During the coming year, we will closely monitor the actions of the Federal Reserve. We plan to keep the portfolio's average maturity relatively short to take advantage of the expected higher interest rates.

Brad Snyder
Portfolio Manager

                      MONEY MARKET FUNDS 7-DAY YIELDS<F1>
                           PERIOD ENDED MAY 15, 1997

                           U.S.                    U.S. GOVERNMENT  CALIFORNIA
               MONEY    GOVERNMENT     MUNICIPAL       SELECT        MUNICIPAL
              MARKET   MONEY MARKET  MONEY MARKET   MONEY MARKET   MONEY MARKET
               FUND        FUND          FUND           FUND           FUND
               -----      -----          -----          -----          -----
Current        5.18%      5.02%          3.58%          5.12%         3.64%
Effective      5.31%      5.14%          3.64%          5.25%         3.71%

<F1> Yield calculations reflect fee waivers in effect, represent past performance and will fluctuate. In the absence of fee waivers, current 7-day yields for the Money Market, U.S. Government Money Market, Municipal Money Market, U.S. Government Select Money Market and California Municipal Money Market Funds would have been 5.11%, 4.93%, 3.49%, 5.01% and 3.56%, respectively. An investment in any one of the money market funds is neither insured nor guaranteed by the U.S. government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

                                              MONEY MARKET FUNDS YIELD<F2> COMPARISONS
                                                       AVERAGE MONTHLY RATES
                                                                                                                       IBC'S
                                                                                                                     MONEY FUND
                                                                                                                     AVERAGE/TM/
                                                                                                                     CALIFORNIA
                                                                                                                       STATE-
                                                                                U.S. GOV'T.     IBC'S    CALIFORNIA   SPECIFIC
                      IBC'S     U.S. GOV'T.    IBC'S    MUNICIPAL      IBC'S       SELECT    MONEY FUND   MUNICIPAL     STOCK
           MONEY    MONEY FUND     MONEY     MONEY FUND   MONEY     MONEY FUND     MONEY     AVERAGE/TM/    MONEY     BROKER &
          MARKET   AVERAGE/TM/    MARKET    AVERAGE/TM/   MARKET    AVERAGE/TM/    MARKET     100% U.S.    MARKET      GENERAL
           FUND    ALL TAXABLE     FUND      GOVERNMENT    FUND    ALL TAX-FREE     FUND     TREASURIES     FUND       PURPOSE
           -----   -----------     ----      ----------    ----    ------------    -----     -----------    -----     --------
1997
March      4.96%      4.84%        4.86%       4.68%      2.85%        2.76%       4.96%        4.61%       2.95%       2.60%
February   4.93%      4.82%        4.81%       4.64%      2.93%        2.87%       4.94%        4.57%       3.13%       2.74%
January    5.01%      4.84%        4.84%       4.66%      3.04%        2.90%       4.96%        4.56%       3.16%       2.78%

1996
December   5.00%      4.85%        4.86%       4.67%      3.22%        3.07%       4.97%        4.58%       3.34%       2.99%
November   4.94%      4.84%        4.86%       4.68%      3.15%        2.98%       4.94%        4.61%       3.21%       2.90%
October    4.93%      4.82%        4.83%       4.65%      3.16%        2.96%       4.96%        4.61%       3.20%       2.88%
September  4.95%      4.83%        4.82%       4.66%      3.18%        3.00%       4.94%        4.63%       3.22%       2.87%
August     4.92%      4.82%        4.82%       4.65%      3.22%        2.98%       4.96%        4.60%       3.21%       2.89%
July       4.93%      4.81%        4.82%       4.64%      2.85%        2.67%       4.98%        4.56%       2.73%       2.57%
June       4.87%      4.77%        4.80%       4.60%      3.09%        2.88%       4.96%        4.53%       3.05%       2.79%
May        4.88%      4.74%        4.78%       4.57%      3.34%        3.16%       4.93%        4.50%       3.38%       3.08%
April      4.89%      4.75%        4.75%       4.58%      3.12%        2.97%       4.92%        4.52%       3.19%       2.87%

<F2> Yield calculations for Northern Funds reflect fee waivers in effect, represent past performance and will fluctuate; in the absence of fee waivers, performance would be reduced. An investment in any one of the money market funds is neither insured nor guaranteed by the U.S. government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

     We compare our Funds to the IBC's Money Fund Averages/TM which are composites of professionally managed money market investments with similar investment objectives.

STATEMENTS OF ASSETS AND LIABILITIES MARCH 31, 1997

MONEY MARKET FUNDS

                                                                                                       U.S.
                                                                         U.S.                         GOV'T.       CALIFORNIA
                                                                        GOV'T.       MUNICIPAL        SELECT       MUNICIPAL
                                                        MONEY           MONEY          MONEY          MONEY          MONEY
                                                       MARKET           MARKET         MARKET         MARKET         MARKET
AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA             FUND             FUND           FUND           FUND           FUND
--------------------------------------------            -----           -----          -----          -----          -----
ASSETS:
    Investments, at amortized cost                   $1,517,144       $226,181       $1,412,986     $174,156       $200,951
    Repurchase agreements, at cost which
       approximates market value                        101,000         88,981                _            _              _
    Cash                                                      _              _                _            _             87
    Income receivable                                     7,283            496           10,460           66          1,669
    Receivable for fund shares sold                      33,886          4,031           43,895        1,659          2,455
    Receivable from Adviser                                  37             10               30            9             14
    Deferred organization costs, net of accumulated
       amortization                                          55             21               62           10             10
    Prepaid and other assets                                 21             11               20            9              2
                                                     ----------     ----------       ----------   ----------     ----------
           Total Assets                               1,659,426        319,731        1,467,453      175,909        205,188
                                                     ----------     ----------       ----------   ----------     ----------

LIABILITIES:
    Dividends payable                                     6,632          1,283            3,441          702            463
    Payable for fund shares redeemed                     45,168          4,091           42,424        1,048          3,680
    Payable for securities purchased                          _              _            1,198        5,964              _
    Accrued investment advisory fees                        106             21               94            7             10
    Accrued administration fees                             107             15               69           15              6
    Accrued transfer agent fees                              27              5               24            3              3
    Accrued custody and accounting fees                       8              2               10            1              1
    Accrued registration fees and other liabilities         191             55              152           41             36
                                                     ----------     ----------       ----------   ----------     ----------
           Total Liabilities                             52,239          5,472           47,412        7,781          4,199
                                                     ----------     ----------       ----------   ----------     ----------
    Net Assets                                       $1,607,187       $314,259       $1,420,041     $168,128       $200,989
                                                     ==========     ==========       ==========   ==========     ==========

ANALYSIS OF NET ASSETS:
    Capital stock                                    $1,607,109       $314,238       $1,419,997     $168,119       $200,980
    Accumulated undistributed net investment income          77             21              153           10              9
    Accumulated undistributed net realized gains
       (losses)                                               1              _            (109)          (1)              _
                                                     ----------     ----------       ----------   ----------     ----------
    Net Assets                                       $1,607,187       $314,259       $1,420,041     $168,128       $200,989
                                                     ----------     ----------       ----------   ----------     ----------

SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED
    AUTHORIZATION)                                    1,607,182        314,259        1,420,080      168,128        200,989

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
    PER SHARE                                             $1.00          $1.00            $1.00        $1.00          $1.00



See Notes to the Financial Statements.



STATEMENTS OF OPERATIONS YEAR ENDED MARCH 31, 1997

MONEY MARKET FUNDS

                                                              U.S.
                                           U.S.              GOV'T. CALIFORNIA
                                          GOV'T.   MUNICIPAL SELECT  MUNICIPAL
                                 MONEY    MONEY     MONEY   MONEY     MONEY
                                MARKET    MARKET    MARKET   MARKET   MARKET
AMOUNTS IN THOUSANDS             FUND      FUND      FUND     FUND     FUND
---------------------            -----     -----     -----   -----    -----
INVESTMENT INCOME:
  Interest income               $71,471   $13,162    $43,646  $6,400   $5,919
                                -------   -------    ------- -------  -------

EXPENSES:
  Investment advisory fees        7,819     1,470      7,214     718      992
  Administration fees             1,955       367      1,803     179      247
  Transfer agent fees             1,299       244      1,199     119      165
  Custody and accounting fees       320        90        280      61       72
  Registration fees                 130        41        118      37       20
  Professional fees                  40        21         38      19       19
  Amortization of organization
    costs                            27        10         31       4        4
  Trustees' fees and expenses        25         7         24       4        6
  Other                             139        96        133      17       24
                                -------   -------    ------- -------  -------
  Total Expenses                 11,754     2,346     10,840   1,158    1,549
    Less voluntary waivers of:
      Investment advisory fees  (2,622)     (493)    (2,417)   (420)    (497)
      Administration fees         (790)     (149)      (728)   (155)    (166)
    Less: Reimbursement of
      expenses by Adviser       (1,196)     (361)    (1,097)   (107)    (144)
                                -------   -------    ------- -------  -------
    Net Expenses                  7,146     1,343      6,598     476      742
                                -------   -------    ------- -------  -------
NET INVESTMENT INCOME            64,325    11,819     37,048   5,924    5,177
                                -------   -------    ------- -------  -------
NET REALIZED GAINS (LOSSES) ON:
  Investments                         1         _      (109)     (1)        _
                                -------   -------    ------- -------  -------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS     $64,326   $11,819    $36,939  $5,923   $5,177
                                =======   =======    =======  ======   ======


See Notes to the Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS

MONEY MARKET FUNDS
                                                              U.S. GOVERNMENT
                                     MONEY MARKET               MONEY MARKET
                                         FUND                       FUND
                                 -------------------         ------------------
                                   YEAR         YEAR         YEAR         YEAR
                                   ENDED        ENDED        ENDED       ENDED
                                 MAR. 31,     MAR. 31,     MAR. 31,     MAR. 31,
AMOUNTS IN THOUSANDS               1997         1996         1997         1996
---------------------              -----        -----        -----       -----
OPERATIONS:
  Net investment income        $   64,325    $  53,544   $  11,819   $  12,700
  Net realized gains (losses)
    on investments                      1            _           _           _
                               ----------    ---------   ---------   ---------

    Net Increase in Net
      Assets Resulting
      from Operations              64,326       53,544      11,819      12,700
                               ----------    ---------   ---------   ---------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                   7,318,021    4,176,187   1,755,453   1,141,048
  Shares from reinvestment
    of dividends                    6,771        3,537       2,684         979
  Shares redeemed             (6,779,419)  (4,012,194) (1,650,983) (1,162,463)
                               ----------    ---------   ---------   ---------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Capital Share
      Transactions                545,373      167,530     107,154    (20,436)
                               ----------    ---------   ---------   ---------
DISTRIBUTIONS PAID:
  From net investment income     (64,325)     (53,540)    (11,819)    (12,702)
                               ----------    ---------   ---------   ---------
    Total Distributions Paid     (64,325)     (53,540)    (11,819)    (12,702)
                               ----------    ---------   ---------   ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                   545,374      167,534     107,154    (20,438)
NET ASSETS:
  Beginning of year             1,061,813      894,279     207,105     227,543
                               ----------    ---------   ---------   ---------
  End of year                  $1,607,187   $1,061,813    $314,259    $207,105
                               ==========    =========   =========   =========
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME               $77          $53         $21         $15
                               ==========    =========   =========   =========

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
MONEY MARKET FUNDS

                                                                                 U.S. GOVERNMENT                  CALIFORNIA
                                                     MUNICIPAL                        SELECT                      MUNICIPAL
                                                    MONEY MARKET                   MONEY MARKET                  MONEY MARKET
                                                        FUND                           FUND                          FUND
                                               ---------------------           --------------------          -------------------
                                                YEAR            YEAR            YEAR          YEAR            YEAR          YEAR
                                               ENDED           ENDED            ENDED         ENDED           ENDED        ENDED
                                              MAR. 31,        MAR. 31,        MAR. 31,      MAR. 31,        MAR. 31,      MAR. 31,
AMOUNTS IN THOUSANDS                            1997            1996            1997          1996            1997          1996
----------------------------------             -----           -----            -----         -----           -----        -----
OPERATIONS:
  Net investment income                    $    37,048    $     34,519    $     5,924    $     5,207     $    5,177  $     5,021
  Net realized gains (losses)
     on investments                              (109)               _            (1)              _              _            _
                                           -----------    ------------    -----------    -----------     ----------  -----------

     Net Increase in Net Assets
       Resulting from Operations                36,939          34,519          5,923          5,207          5,177        5,021
                                           -----------    ------------    -----------    -----------     ----------  -----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                6,319,359       4,716,758        483,126        522,583      1,517,961      585,989
  Shares from reinvestment of dividends          2,651           1,505          2,092          1,579            337           85
  Shares redeemed                          (6,004,649)     (4,543,236)      (402,489)      (520,924)    (1,482,396)    (582,282)
                                           -----------    ------------    -----------    -----------     ----------  -----------
     Net Increase (Decrease) in Net
       Assets Resulting from Capital
       Share Transactions                      317,361         175,027         82,729          3,238         35,902        3,792
                                           -----------    ------------    -----------    -----------     ----------  -----------
DISTRIBUTIONS PAID:
  From net investment income                  (37,048)        (34,504)        (5,924)        (5,207)        (5,177)      (5,042)
                                           -----------    ------------    -----------    -----------     ----------  -----------
     Total Distributions Paid                 (37,048)        (34,504)        (5,924)        (5,207)        (5,177)      (5,042)
                                           -----------    ------------    -----------    -----------     ----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS        317,252         175,042         82,728          3,238         35,902        3,771
NET ASSETS:
  Beginning of year                          1,102,789         927,747         85,400         82,162        165,087      161,316
                                           -----------    ------------    -----------    -----------     ----------  -----------
  End of year                               $1,420,041      $1,102,789       $168,128        $85,400       $200,989     $165,087
                                           ===========    ============    ===========    ===========    ===========  ===========
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                           $153            $106            $10             $6             $9           $6
                                           ===========    ============    ===========    ===========    ===========  ===========


See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS
                                                                                             U.S. GOVERNMENT
                                                        MONEY MARKET                          MONEY MARKET
                                                            FUND                                  FUND
                                               ------------------------------        -------------------------------
                                                YEAR        YEAR       PERIOD        YEAR         YEAR        PERIOD
                                               ENDED        ENDED      ENDED         ENDED        ENDED       ENDED
                                              MAR. 31,    MAR. 31,    MAR. 31,     MAR. 31,     MAR. 31,     MAR. 31,
                                                1997        1996       1995<F1>      1997         1996        1995<F1>
                                               -----        -----      ------        -----        -----      -------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00        $1.00      $1.00         $1.00       $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                         0.05         0.05       0.04          0.05        0.05         0.04
                                          ----------    ---------  ---------      --------   ---------     --------

LESS DISTRIBUTIONS PAID:
  From net investment income                  (0.05)       (0.05)     (0.04)        (0.05)      (0.05)       (0.04)
                                          ----------    ---------  ---------      --------   ---------     --------

NET ASSET VALUE, END OF PERIOD                 $1.00        $1.00      $1.00         $1.00       $1.00        $1.00
                                          ==========    =========  =========      ========   =========     ========

TOTAL RETURN                                   5.05%        5.57%      4.55%         4.93%       5.46%        4.47%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end
     of period                            $1,607,187   $1,061,813   $894,279      $314,259    $207,105     $227,543
  Ratio to average net assets of:<F4>
     Expenses, net of waivers
       and reimbursements                      0.55%        0.49%      0.45%         0.55%       0.49%        0.45%
     Expenses, before waivers and
       reimbursements                          0.90%        0.91%      0.96%         0.96%       0.94%        1.01%
     Net investment income, net of
       waivers and reimbursements              4.94%        5.42%      4.94%         4.82%       5.33%        4.93%
     Net investment income,
       before waivers and
       reimbursements                          4.59%        5.00%      4.43%         4.41%       4.88%        4.37%


FINANCIAL HIGHLIGHTS (CONTINUED)

MONEY MARKET FUNDS

                                                                                U.S. GOVERNMENT                  CALIFORNIA
                                                 MUNICIPAL                          SELECT                       MUNICIPAL
                                               MONEY MARKET                      MONEY MARKET                   MONEY MARKET
                                                   FUND                              FUND                           FUND
                                       -----------------------------     ----------------------------    --------------------------
                                        YEAR       YEAR       PERIOD      YEAR       YEAR      PERIOD     YEAR      YEAR     PERIOD
                                        ENDED      ENDED      ENDED      ENDED       ENDED     ENDED      ENDED     ENDED    ENDED
                                      MAR. 31,   MAR. 31,    MAR. 31,   MAR. 31,   MAR. 31,   MAR. 31,  MAR. 31,  MAR. 31,  MAR. 31,
                                        1997       1996        1995       1997       1996       1995      1997      1996      1995
                                                               <F1>                             <F2>                          <F3>
                                        -----      -----      -----      -----       -----     -----      -----     -----    -----
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF
  PERIOD                                $1.00      $1.00       $1.00     $1.00       $1.00     $1.00      $1.00     $1.00    $1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                  0.03       0.03        0.03      0.05        0.05      0.02       0.03      0.04     0.01
                                   ---------- ----------  ----------  --------     -------   -------   --------   ------- --------

LESS DISTRIBUTIONS PAID:
  From net investment income           (0.03)     (0.03)      (0.03)    (0.05)      (0.05)    (0.02)     (0.03)    (0.04)   (0.01)
                                   ---------- ----------  ----------  --------     -------   -------   --------   ------- --------

NET ASSET VALUE, END OF PERIOD          $1.00      $1.00       $1.00     $1.00       $1.00     $1.00      $1.00     $1.00    $1.00
                                   ========== ==========  ==========  ========     =======   =======   ========   ======= ========

TOTAL RETURN                            3.14%      3.54%       2.90%     5.07%       5.55%     1.75%      3.19%     3.63%    1.27%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands,
     end of period                 $1,420,041 $1,102,789    $927,747  $168,128     $85,400   $82,162   $200,989  $165,087 $161,316
  Ratio to average net assets
     of:<F4>
     Expenses, net of waivers
       and reimbursements               0.55%      0.49%       0.45%     0.40%       0.33%     0.30%      0.45%     0.39%    0.35%
     Expenses, before waivers
       and reimbursements               0.90%      0.91%       0.95%     0.97%       1.00%     1.32%      0.94%     0.94%    1.07%
     Net investment income, net
       of waivers and
       reimbursements                   3.08%      3.46%       3.10%     4.95%       5.43%     5.84%      3.13%     3.55%    3.78%
     Net investment income,
       before waivers and
       reimbursements                   2.73%      3.04%       2.60%     4.38%       4.76%     4.82%      2.64%     3.00%    3.06%

<F1> Commenced investment operations on April 11, 1994.
<F2> Commenced investment operations on December 12, 1994.
<F3> Commenced investment operations on November 29, 1994.
<F4> Annualized for periods less than a full year.

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS MARCH 31, 1997

MONEY MARKET FUND

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                       --------

                 CERTIFICATES OF DEPOSIT - 19.6%

                 DOMESTIC CERTIFICATES OF DEPOSIT - 3.5%
     $18,000     Bankers Trust, New York Corp.,
                 5.30%, 5/29/97                                     $18,000
      10,000     First Alabama Bank,
                 5.48%, 7/8/97                                       10,000
                 First Tennessee Bank
      14,000        5.40%, 4/29/97                                   14,000
      15,000        5.42%, 6/5/97                                    15,000
                                                                   --------
                                                                     57,000
                                                                   --------

                 FOREIGN CERTIFICATES OF DEPOSIT - 16.1%
      25,000     ABN-Amro Bank,
                 New York Branch, 5.66%, 4/17/97                     25,000
      32,000     Abbey National PLC, London Branch,
                 5.48%, 4/15/97                                      32,000
      30,000     Bank of Scotland, London Branch,
                 5.42%, 6/5/97                                       30,000
       5,000     Bank of Tokyo-Mitsubishi, London Branch,
                 5.46%, 4/7/97                                        5,000
      13,000     Bank of Tokyo-Mitsubishi, New York
                 Branch, 5.80%, 6/24/97                              12,997
       9,000     Barclays Bank, New York Branch,
                 5.70%, 4/10/97                                       8,999
      20,000     Cariplo, London Branch, 5.36%, 4/1/97               20,000
      20,000     Deutsche Bank, New York Branch,
                 5.37%, 5/12/97                                      19,999
                 Landesbank Hessen - Thueringen
                 Girozentrale
       5,000        6.06%, 6/13/97                                    4,999
       7,000        5.62%, 9/11/97                                    7,013
      20,000     Norinchukin Bank, New York Branch,
                 5.47%, 4/14/97                                      20,000
                 Sanwa Bank, London Branch
      10,000        5.59%, 4/30/97                                   10,000
      10,000        5.56%, 5/12/97                                   10,000
                 Societe Generale, New York Branch
       4,000        5.66%, 4/14/97                                    4,000
       6,000        5.90%, 1/13/98                                    5,996
      10,000        5.91%, 3/3/98                                     9,997
      22,000     Sumitomo Bank, Los Angeles Branch,
                 5.49%, 5/28/97                                      22,000


   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                       --------
                 FOREIGN CERTIFICATES OF DEPOSIT -
                 16.1% (CONT'D.)
                 Sumitomo Bank, New York Branch
     $ 5,000        5.56%, 5/6/97                                  $  5,000
       5,000        5.54%, 5/14/97                                    5,000
                                                                   --------
                                                                    258,000
                                                                   --------

                 Total Certificates of Deposit
                 (cost $315,000)                                    315,000
                                                                   --------


                 COMMERCIAL PAPER - 49.7%

                 ASSET BACKED SECURITIES - 11.5%
      12,400     Cooperative Association of Tractor
                 Dealers, Inc., 5.455%, 4/23/97                      12,359
      10,000     Galicia Funding Corp.,
                 5.423%, 5/30/97                                      9,912
       8,526     GE Engine Receivables 1995-1 Trust,
                 5.735%, 4/14/97                                      8,526
       6,000     Lexington Parker Capital Company LLC,
                 5.458%, 4/22/97                                      5,981
                 ROSE, Inc.
      59,490        5.394%, 4/28/97                                  59,251
       5,000        5.414%, 5/28/97                                   4,958
      10,000        5.706%, 5/28/97                                   9,911
      15,000     SALTS (II) Cayman Islands Corp.,
                 5.613%, 6/19/97                                     15,000
      30,000     SALTS (III) Cayman Islands Corp.,
                 5.788%, 7/23/97                                     30,000
       3,300     Sheffield Receivables Corp.,
                 5.473%, 4/2/97                                       3,300
      10,000     Special Purpose Accounts Receivable
                 Cooperative Corp.,
                 5.803%, 4/25/97                                      9,961
      15,000     Variable Funding Capital,
                 5.828%, 4/30/97                                     14,930
                                                                   --------
                                                                    184,089
                                                                   --------

                 BROKERAGE SERVICES - 5.7%
                 Morgan Stanley Group, Inc.
      14,000        6.751%, 4/1/97                                   14,000
       8,000        5.41%, 5/5/97                                     7,960
      25,000        5.416%, 5/23/97                                  24,806
      45,000     Smith Barney, Inc.,
                 5.374%, 4/3/97                                      44,987
                                                                   --------
                                                                     91,753
                                                                   --------

SCHEDULES OF INVESTMENTS MARCH 31, 1997

MONEY MARKET FUND (continued)

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                       --------
                 BUSINESS SERVICES - 1.9%
     $30,000     Sanwa Business Credit Corp.,
                 5.429%, 4/7/97                                     $29,973
                                                                   --------

                 COMMUNICATIONS - 3.9%
                 GTE Corp.
      10,000        5.364%, 4/3/97                                    9,997
      15,000        5.365%, 4/4/97                                   14,993
       5,535        5.363%, 4/10/97                                   5,528
                 NYNEX Corp.
       5,000        5.696%, 4/25/97                                   4,981
       5,000        5.68%, 4/29/97                                    4,978
      18,000        5.397%, 5/9/97                                   17,898
       5,000        5.693%, 5/13/97                                   4,967
                                                                   --------
                                                                     63,342
                                                                   --------

                 DOMESTIC DEPOSITORY INSTITUTIONS - 1.3%
      20,000     NationsBank Corp.,
                 5.425%, 4/9/97                                      19,976
                                                                   --------

                 FOOD AND BEVERAGES - 1.9%
                 Cofco Capital Corp.
      20,000        5.39%, 4/29/97                                   19,917
      10,000        5.388%, 5/9/97                                    9,944
                                                                   --------
                                                                     29,861
                                                                   --------

                 FOREIGN DEPOSITORY INSTITUTIONS - 4.3%
      15,000     BCI Funding Corp.,
                 5.412%, 5/21/97                                     14,889
                 HSBC Americas, Inc.
      15,000        5.507%, 5/2/97                                   14,930
      10,000        5.475%, 5/30/97                                   9,912
      10,000     Indosuez North America, Inc.,
                 5.399%, 5/6/97                                       9,948
       5,000     Nacional Financiera, S.N.C.,
                 5.413%, 5/2/97                                       4,977
       5,000     Spintab-Swedmortgage AB,
                 5.402%, 5/12/97                                      4,970
      10,000     Swedbank, Inc.,
                 5.441%, 4/18/97                                      9,975
                                                                   --------
                                                                     69,601
                                                                   --------

                 HEALTH SERVICES - 1.2%
      20,000     Columbia/HCA Healthcare Corp.,
                 5.446%, 4/24/97                                     19,931
                                                                   --------


   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                       --------
                 NONDEPOSITORY BUSINESS
                 CREDIT INSTITUTIONS - 5.9%
     $38,867     American Express Credit,
                 6.501%, 4/1/97                                    $ 38,867
                 Finova Capital Corp.
      10,000        5.421%, 5/28/97                                   9,915
       5,000        5.413%, 5/29/97                                   4,957
       7,605        5.472%, 6/25/97                                   7,508
      15,000     Heller Financial,
                 5.661%, 6/17/97                                     14,821
      18,700     Vehicle Services America Ltd.,
                 5.383%, 5/28/97                                     18,543
                                                                   --------
                                                                     94,611
                                                                   --------
                 NONDEPOSITORY PERSONAL
                 CREDIT INSTITUTIONS - 1.1%
      17,974     Nationwide Building Society,
                 5.489%, 4/24/97                                     17,913
                                                                   --------

                 TRANSPORTATION PARTS AND
                 EQUIPMENT - 10.4%
                 Chrysler Financial Corp.
       2,100        5.428%, 4/4/97                                    2,099
       7,500        5.376%, 4/8/97                                    7,492
      20,000        5.38%, 4/29/97                                   19,917
      15,000        5.662%, 5/1/97                                   14,930
      15,000        5.402%, 5/19/97                                  14,893
      15,000        5.687%, 6/10/97                                  14,831
                 Ford Credit Canada Ltd.
      10,000        5.378%, 4/16/97                                   9,978
      20,000        5.40%, 5/5/97                                    19,899
      19,000        5.407%, 5/15/97                                  18,876
                 General Motors Acceptance Corp.
      10,000        5.467%, 5/1/97                                    9,956
      15,000        5.552%, 7/1/97                                   14,795
      10,000     Mitsubishi Motors Credit of America, Inc.,
                 5.494%, 4/10/97                                      9,986
      10,000     PHH Corp.,
                 5.396%, 4/8/97                                       9,990
                                                                   --------
                                                                    167,642
                                                                   --------

                 WHOLESALE TRADE - DURABLE GOODS - 0.6%
      10,000     Sinochem American Holdings, Inc.,
                 5.572%, 4/16/97                                      9,977
                                                                   --------

                 Total Commercial Paper
                 (cost $798,669)                                    798,669
                                                                   --------


SCHEDULES OF INVESTMENTS MARCH 31, 1997

MONEY MARKET FUND (continued)

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                       --------
                 CORPORATE BONDS - 9.8%

     $25,000     Associates Corporation N.A.,
                 5.57%, 3/2/98                                     $ 24,983
      25,000     Boatmen's National Bank of
                 St. Louis, FMTN, 5.43%, 6/17/97                     25,000
       7,250     Chapel Oaks, Inc., 5.75%, 4/1/97                     7,250
      15,000     Fifth Third Bank, Cincinnati, Ohio,
                 5.43%, 6/10/97                                      15,000
      25,000     Huntington National Bank, Columbus,
                 6.116%, 7/8/97                                      25,000
      11,000     John Deere Capital Corp.,
                 5.488%, 6/30/97                                     11,010
      30,000     Key Bank N.A.,
                 5.363%, 3/19/98                                     29,987
      19,000     Physicians Plus Medical Group,
                 5.90%, 4/1/97                                       19,000
                                                                   --------

                 Total Corporate Bonds
                 (cost $157,230)                                    157,230
                                                                   --------

                 EURODOLLAR TIME DEPOSITS - 7.8%

      25,000     Banque Brussels Lambert, Grand
                 Cayman Islands, 7.00%, 4/1/97                       25,000
      30,000     Banque Paribas Lambert, Grand
                 Cayman Islands, 6.50%, 4/1/97                       30,000
      10,000     Credit Agricole, Grand Cayman Islands,
                 6.50%, 4/1/97                                       10,000
      40,000     Republic National Bank of New York,
                 7.00%, 4/1/97                                       40,000
      20,000     Societe Generale, Grand Cayman Islands,
                 7.00%, 4/1/97                                       20,000
                                                                   --------

                 Total Eurodollar Time Deposits
                 (cost $125,000)                                    125,000
                                                                   --------

                 GUARANTEED INVESTMENT
                 CONTRACTS - 3.1%

      25,000     General American Life Insurance Co.,
                 5.58%, 4/23/97                                      25,000
      10,000     Integrity Life Insurance Co.,
                 5.76%, 4/1/97                                       10,000


   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                       --------
                 GUARANTEED INVESTMENT
                 CONTRACTS - 3.1% (CONT'D.)

    $ 15,000     Transamerica Life Insurance
                 and Annuity Co., 5.438%, 3/20/98                 $  15,000
                                                                   --------

                 Total Guaranteed Investment Contracts
                 (cost $50,000)                                      50,000
                                                                   --------

                 MUNICIPAL INVESTMENTS - 4.4%

      14,000     Flint, Michigan Hospital Building Authority,
                 5.721%, 4/1/97                                      14,000
       3,900     Health Insurance Plan of Greater
                 New York, 5.60%, 4/1/97                              3,900
       8,930     Minneapolis-St. Paul Metro Airport
                 Taxable G.O. Bonds, 5.538%, 7/1/97                   8,930
      12,500     New Jersey Economic Development
                 Authority, 5.688%, 5/1/97                           12,500
       8,500     Seattle, Washington Ltd. Tax G.O.,
                 5.60%, 4/2/97                                        8,500
      20,215     State of Texas-Veterans Land Bond,
                 5.538%, 6/1/97                                      20,215
       3,200     Waukesha, Wisconsin Health Systems,
                 Inc., 5.80%, 4/1/97                                  3,200
                                                                   --------

                 Total Municipal Investments
                 (cost $71,245)                                      71,245
                                                                   --------

                 REPURCHASE AGREEMENT - 6.3%

     101,000     SBC Capital Markets, dated 3/31/97,
                 repurchase price $101,018 (Colld. by U.S.
                 Government Securities), 6.50%, 4/1/97
                 (cost $101,000)                                    101,000
                                                                   --------

                 Total Investments - 100.7%
                 (cost $1,618,144)                                1,618,144

                 Liabilities less Other Assets - (0.7)%            (10,957)
                                                                   --------

                 NET ASSETS - 100.0%                             $1,607,187
                                                                 ==========

See Notes to the Financial Statements.
SCHEDULES OF INVESTMENTS MARCH 31, 1997

U.S. GOVERNMENT MONEY MARKET FUND

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                       --------
                 U.S. GOVERNMENT AGENCIES - 72.0%

                 FEDERAL FARM CREDIT BANK - 1.3%
    $  4,000     FFCB Discount Note,
                 5.285%, 5/23/97                                   $  3,970
                                                                   --------

                 FEDERAL HOME LOAN BANK - 18.7%
                 FHLB Discount Notes
      20,000        5.407%, 4/9/97                                   19,977
      12,000        5.284%, 5/8/97                                   11,936
       9,000        5.537%, 5/22/97                                   8,930
       2,160        5.32%, 5/29/97                                    2,142
      10,000        5.297%, 8/26/97                                   9,789
       6,000        5.446%, 9/2/97                                    5,866
                                                                   --------
                                                                     58,640
                                                                   --------

                 FEDERAL HOME LOAN MORTGAGE
                 CORPORATION - 27.6%
                 FHLMC Discount Notes
      10,000        5.525%, 4/30/97                                   9,904
      27,478        5.303%, 5/6/97                                   27,338
      20,000        5.338%, 5/23/97                                  19,848
       5,000        5.331%, 5/30/97                                   4,957
      10,000        5.368%, 6/5/97                                    9,956
      10,000        5.348%, 6/6/97                                    9,904
       5,000        5.418%, 6/13/97                                   4,946
                                                                   --------
                                                                     86,853
                                                                   --------

                 FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION - 15.7%
                 FNMA Discount Notes - 11.5%
       6,500        5.379%, 4/4/97                                    6,497
      10,000        5.32%, 4/16/97                                    9,978
       5,000        5.32%, 4/23/97                                    4,984
       5,000        5.344%, 6/13/97                                   4,947
      10,000        5.413%, 7/30/97                                   9,824
                                                                   --------
                                                                     36,230
                                                                   --------
                 FNMA FRN - 1.6%
       5,000        5.338%, 2/13/98                                   4,997
                                                                   --------

                 FNMA MTN - 2.6%
       7,000        5.281%, 4/22/97                                   7,005
         990        5.679%, 8/8/97                                      990
                                                                   --------
                                                                      7,995
                                                                   --------
                                                                     49,222
                                                                   --------

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                       --------
                 OVERSEAS PRIVATE INVESTMENT CO. - 5.7%
     $18,000     FRN, 5.68%, 4/7/97                               $  18,000
                                                                   --------

                 STUDENT LOAN MARKETING
                 ASSOCIATION - 3.0%
       7,500     SLMA Discount Note,
                 5.521%, 2/25/98                                      7,496
       2,000     SLMA FRN, 5.51%, 9/3/97                              1,999
                                                                   --------
                                                                      9,495
                                                                   --------

                 Total U.S. Government Agencies
                 (cost $226,180)                                    226,180
                                                                   --------

      NUMBER
   OF SHARES
      (000S)
  ----------

                 OTHER - 0.0%

           1     Dreyfus Prime Money Market Fund
                 (cost $1)                                                1
                                                                   --------

   PRINCIPAL
      AMOUNT
      (000S)
  ----------

                 REPURCHASE AGREEMENTS - 28.3%

    $  9,981     J.P. Morgan Securities, Inc.,
                 dated 3/31/97, repurchase price $10,043
                 (Colld. by U.S. Government Securities),
                 5.75%, 4/1/97                                        9,981
      79,000     SBC Capital Markets, dated 3/31/97,
                 repurchase price $79,783
                 (Colld. by U.S. Government Securities),
                 6.50%, 4/1/97                                       79,000
                                                                   --------

                 Total Repurchase Agreements
                 (cost $88,981)                                      88,981
                                                                   --------

                 Total Investments - 100.3%
                 (cost $315,162)                                    315,162

                 Liabilities less Other Assets - (0.3)%               (903)
                                                                   --------

                 NET ASSETS - 100.0%                               $314,259
                                                                   ========


See Notes to the Financial Statements.
SCHEDULES OF INVESTMENTS MARCH 31, 1997

MUNICIPAL MONEY MARKET FUND

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                       --------
                 MUNICIPAL INVESTMENTS - 99.1%

                 ALABAMA - 1.1%
   $     700     City of Greenville IDR VRDN,
                 Series: 1992, Allied-Signal Project
                 (FMC Corp. Gtd.), 3.65%, 4/7/97                   $    700
       2,800     City of Selma IDR VRDN,
                 Series: 1996 A, Meadowcraft, Inc.
                 (NationsBank LOC), 3.70%, 4/7/97                     2,800
       2,800     City of Stevenson Environment
                 Improvment IDR VRDN,
                 Series: 1996 (AMT), Mead Corp. Project
                 (Soc Gen LOC), 3.90%, 4/1/97                         2,800
       9,300     County of Phenix Environment
                 Improvement IDR VRDN,
                 Series: 1990 A (AMT), Mead Corp. Project
                 (Sumitomo Bank Ltd. LOC),
                 3.95%, 4/1/97                                        9,300
                                                                   --------
                                                                     15,600
                                                                   --------

                 ALASKA - 1.1%
       5,000     Alaska Industrial Development and
                 Export Authority, Series: 1996 B (AMT)
                 (Seafirst Bank LOC), 3.50%, 4/7/97                   5,000
      11,000     Valdez Marine Terminal Revenue VRDN,
                 Series: 1994 B, ARCO Transportation
                 Project (Atlantic Richfield Co. Gtd.),
                 3.55%, 4/7/97                                       11,000
                                                                   --------
                                                                     16,000
                                                                   --------

                 ARIZONA - 0.7%
       1,400     County of Apache IDR VRDN,
                 Imperial Components, Inc. Project
                 (Harris Trust & Savings Bank LOC),
                 3.65%, 4/7/97                                        1,400
       7,000     County of Maricopa PCR VRDN,
                 Series: A, El Paso Electric Project
                 (Westpac Banking Corp. LOC),
                 3.60%, 4/7/97                                        7,000
       2,200     Special Fund of the Industrial
                 Commission of Arizona CP,
                 3.50%, 5/22/97                                       2,200
                                                                   --------
                                                                     10,600
                                                                   --------

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 ARKANSAS - 0.4%
    $  3,250     City of Lowell IDR VRDN, Series: 1996,
                 Little Rock Newspapers, Inc. Project
                 (Bank of New York LOC), 3.55%, 4/7/97             $  3,250
       2,200     City of West Memphis IDR VRDN,
                 Proform Co. LLC Project
                 (First Bank LOC), 3.65%, 4/7/97                      2,200
                                                                   --------
                                                                      5,450
                                                                   --------

                 CALIFORNIA - 4.7%
       7,500     California School Cash Reserve Program
                 Authority TRAN, Series: 1996 A
                 (MBIA Insured), 4.75%, 7/2/97                        7,513
      10,000     California Statewide Community
                 Development Authority TRAN, Series: A
                 (Colld. by FSA Insurance Policy),
                 4.75%, 6/30/97                                      10,017
       2,500     City and County of San Francisco VRDN,
                 Series: C-6, 3.51%, 4/7/97                           2,500
       2,746     City of Los Angeles IDR VRDN,
                 Series: BTP-129 (Colld. by U.S. Government
                 Securities), 3.62%, 6/9/97                           2,746
       3,000     City of Santa Rosa High School District
                 TRAN, Series: 1996-1997, 4.50%, 7/3/97               3,003
       9,100     County of Irvine Ranch Water District
                 VRDN, Series: 1993 B, Districts 2, 102, 103,
                 106, 3(203) & 206 (Morgan Guaranty Trust
                 Co. LOC), 3.70%, 4/1/97                              9,100
       1,500     County of Los Angeles Metropolitan
                 Transportation Authority VRDN,
                 Union Station Project, Soc Gen Trust SGB-2
                 (FSA Insured), 3.40%, 4/7/97                         1,500
       3,800     County of Orange VRDN, Aliso Creek
                 Project B (First Interstate Bancorp LOC),
                 3.55%, 4/7/97                                        3,800
       5,400     County of Riverside Housing Authority
                 VRDN, Series: 1989 B, Amanda Park
                 Apartments Project (Fuji Bank LOC),
                 4.16%, 4/7/97                                        5,400
         400     County of Sacramento VRDN,
                 Multifamily Housing, Series: 1985 C
                 (Dai-Ichi Kangyo Bank LOC),
                 3.45%, 4/15/97                                         400

SCHEDULES OF INVESTMENTS MARCH 31, 1997

MUNICIPAL MONEY MARKET FUND (continued)

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 CALIFORNIA - 4.7% (CONT'D.)
                 State of California G.O. Bond
                 (FGIC Insured)
    $  1,700        Series: CR-152, 3.51%, 4/7/97                  $  1,700
       2,000        Series: CR-153, 3.51%, 4/7/97                     2,000
       5,500     State of California G.O. Bond,
                 Series: A3 (First Chicago Bank LOC),
                 3.75%, 4/7/97                                        5,500
                 State of California RAN
       6,500        Series: A, 4.50%, 6/30/97                         6,508
       5,200        Series: B, 3.49%, 6/30/97                         5,200
                                                                   --------
                                                                     66,887
                                                                   --------

                 COLORADO - 1.7%
                 City and County of Denver Transportation
                 Community Paperies Airport System
                 VRDN (Sanwa Bank LOC)
       2,675        Series: 1990 D, 3.65%, 4/4/97                     2,675
       7,325        Series: 1990 E, 3.65%, 4/4/97                     7,325
       5,000     Colorado HFA VRDN, Metal Sales
                 Manufacturing Corp. Project,
                 3.70%, 4/7/97                                        5,000
       9,900     Colorado HFA SFM VRDN,
                 Series: 1996 C-1, 3.71%, 4/7/97                      9,900
                                                                   --------
                                                                     24,900
                                                                   --------

                 DELAWARE - 0.5%
       1,325     State of Delaware Economic Development
                 Authority PCR VRDN, Allied-Signal Corp.
                 Project (FMC Corp. Gtd.), 3.65%, 4/7/97              1,325
       5,500     State of Delaware Economic Development
                 Authority, Series: 1996-A, Ciba Geigy
                 Corp. Project, 4.25%, 4/1/97                         5,500
                                                                   --------
                                                                      6,825
                                                                   --------

                 DISTRICT OF COLUMBIA - 1.4%
                 District of Columbia Metro Airport
                 Authority, Passenger Facility CP
      15,000        3.65%, 5/20/97                                   15,000
       5,000        3.70%, 8/18/97                                    5,000
                                                                   --------
                                                                     20,000
                                                                   --------

                 FLORIDA - 5.5%
       2,700     County of Broward HFA,
                 Landings Inverrary Apartment Project
                 (Colld. by Westinghouse Credit Corp.),
                 3.55%, 4/1/97                                        2,700

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 FLORIDA - 5.5% (CONT'D.)
    $  2,350     County of Dade Resource Recovery Facility
                 Refunding Revenue Bond, Series: 1996
                 (AMT) (AMBAC Insured), 4.00%, 10/1/97             $  2,350
       4,950     County of Duval HFA Mortgage Revenue
                 VRDN, Series: 1996-3A (AMT), Clipper
                 Trust Certificate, 3.46%, 4/7/97                     4,950
      24,900     County of Highlands Health Facilities
                 VRDN, Series: 1996 B, Adventist Health
                 System, 3.50%, 4/7/97                               24,900
       8,860     Florida State Board of Education Capital
                 Outlay VRDN, BTP-52 ADP Class B,
                 3.60%, 4/7/97                                        8,860
      13,000     Florida State Board of Education G.O. Bond,
                 Series: 1989 A, Eagle Trust, 3.65%, 6/1/97          13,000
       1,400     Florida State Board of Education VRDN,
                 Series: 1994 E, Eagle Trust, 3.61%, 4/7/97           1,400
      13,120     IBM Tax-Exempt Grantor Trust,
                 Merrill P-Floats, Series: 1996 PL-3A,
                 3.65%, 4/7/97                                       13,120
       7,585     State of Florida Department of
                 Environmental Protection VRDN, Series:
                 1994 A  BTP-64 (MBIA Insured),
                 3.60%, 4/7/97                                        7,585
                                                                   --------
                                                                     78,865
                                                                   --------

                 GEORGIA - 2.5%
       2,550     County of Burke Development Authority
                 PCR VRDN, Georgia Power Co., Plant
                 Vogtle Project, 3.80%, 4/1/97                        2,550
       5,300     County of Clayton Development Authority
                 IDR, Blue Circle Aggregates, Inc. Project
                 (Denmark Danske Bank LOC),
                 3.65%, 4/7/97                                        5,300
       4,300     County of DeKalb Development
                 Authority PCR VRDN, General Motors
                 Corp., 3.60%, 4/7/97                                 4,300
       5,200     County of DeKalb Housing Authority
                 Revenue VRDN, Series: 1995, Cedar Creek
                 Apartment Project (General Electric Capital
                 Corp. LOC), 3.55%, 4/7/97 <F1>                       5,200
       1,400     County of Elbvert Development Authority
                 IDR VRDN, Series: 1992, Allied-Signal
                 Project (FMC Corp. Gtd.), 3.65%, 4/7/97              1,400
       2,200     Georgia HFA Mortgage TOB (AMT),
                 Conventional Mortgage, Various Programs,
                 3.65%, 6/1/97                                        2,200



SCHEDULES OF INVESTMENTS MARCH 31, 1997

MUNICIPAL MONEY MARKET FUND (continued)

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 GEORGIA - 2.5% (CONT'D.)
     $15,100     Georgia Municipal Gas Authority,
                 Series: A, Gas Portfolio II Project
                 (Morgan Guaranty Trust LOC),
                 3.45%, 4/7/97                                      $15,100
                                                                   --------
                                                                     36,050
                                                                   --------

                 IDAHO - 0.4%
       5,700     Idaho Health Facilities Authority VRDN,
                 Series: 1995, St. Luke's Medical Center
                 Project, 3.85%, 4/1/97                               5,700
                                                                   --------

                 ILLINOIS - 8.9%
       3,000     City of Chicago Board of Education
                 FRN, School Reform Equipment
                 Acquisition, 4.10%, 12/1/97                          3,007
       2,700     City of Chicago IDR, Series: B,
                 Guernsey Bel, Inc. Project (Harris Trust
                 & Savings Bank LOC), 3.65%, 4/7/97                   2,700
       4,000     City of Chicago  Midway Airport
                 Revenue VRDN, Series: 1995 (AMT),
                 American Trans Air, Inc. Project (National
                 Bank of Detroit LOC), 3.65%, 4/7/97                  4,000
      17,420     City of Chicago O'Hare International
                 Airport Revenue VRDN, Series: A,
                 General Airport Lien, 3.50%, 4/1/97                 17,420
       2,500     City of Chicago O'Hare International
                 Airport Revenue VRDN, Series: 1988 A
                 (AMT) (Bayerische Landesbank LOC),
                 3.55%, 4/7/97                                        2,500
       2,000     City of Des Plaines IDR VRDN,
                 Series: 1996, Finzer Roller, Inc. Project
                 (Harris Trust & Savings Bank LOC),
                 3.65%, 4/7/97                                        2,000
       4,050     City of Frankfort IDR, Series: 1996 (AMT),
                 Bimba Manufacturing Co. Project
                 (Harris Trust & Savings Bank LOC),
                 3.65%, 4/7/97                                        4,050
       2,700     City of Joliet Gas Supply Bond,
                 Peoples Gas, Light and Coke Project
                 (First National Bank of Chicago LOC),
                 3.95%, 10/1/97                                       2,700
       1,195     City of Joliet G.O. Bond, 3.95%, 10/1/97             1,198
       6,000     City of Savanna IDR VRDN, Series: 1994
                 (AMT), Metform Corp. Project (First
                 National Bank of Chicago LOC),
                 3.65%, 4/7/97                                        6,000

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 ILLINOIS - 8.9% (CONT'D.)
     $ 1,850     Illinois Development Finance Authority
                 IDR VRDN (AMT), Bimba Manufacturing
                 Co. Project (Harris Trust & Savings Bank
                 LOC), 3.65%, 4/7/97                               $  1,850
       3,950     Illinois Development Finance Authority
                 IDR VRDN, Enterprise Office Campus
                 (FNMA LOC), 3.65%, 12/1/97                           3,950
       1,400     Illinois Development Finance Authority
                 VRDN, Series: 1990 (AMT), Solar Press, Inc.
                 Project (First National Bank of Chicago
                 LOC), 3.65%, 4/7/97                                  1,400
       1,000     Illinois Development Finance Authority
                 VRDN, WBEZ Alliance, Inc. Project
                 (LaSalle National Bank LOC), 3.50%, 4/7/97           1,000
       7,000     Illinois Health Facilities Authority VRDN,
                 Series: 1985 B, Evanston Hospital Corp.
                 Project (First National Bank of Chicago
                 LOC), 3.75%, 1/31/98                                 7,000
       1,900     Illinois Health Facilities Authority VRDN,
                 Series: 1996, Park Plaza Retirement Center
                 Project (LaSalle National Bank LOC),
                 3.50%, 4/7/97                                        1,900
       2,000     Illinois Health Facilities Authority VRDN,
                 Series: 1996, Proctor Hospital Project
                 (Bank One LOC), 3.50%, 4/7/97                        2,000
       5,285     Illinois Health Facilities Authority VRDN,
                 Series: 1997,  Glenkirk Project (Harris Trust
                 & Savings Bank LOC), 3.50%, 4/7/97                   5,285
       4,000     Illinois Health Facilities Authority VRDN,
                 Series: 1997, West Suburban Medical Center
                 Project (First National Bank of Chicago
                 LOC), 3.50%, 4/7/97                                  4,000
                 Illinois Housing Development Authority
                 (AMT), Residential Mortgage Program
       6,000        Series: 1987-C, 3.70%, 8/1/97                     6,000
       3,660        Series: 1987-D, 3.75%, 8/1/97                     3,660
       1,940        Series: 1987-E, 3.70%, 8/1/97                     1,940
      10,300     Illinois Housing Development Authority,
                 Series: 1996 F-2 (AMT), Homeowner
                 Mortgage, 3.70%, 12/18/97                           10,300
      15,806     Illinois Metropolitan Pier and Exposition
                 Authority, Dedicated Sales Tax Revenue,
                 Series: BTP-230-A, 3.82%, 1/28/98                   15,806
       4,000     State of Illinois G.O., 4.50%, 8/1/97                4,013

SCHEDULES OF INVESTMENTS MARCH 31, 1997
MUNICIPAL MONEY MARKET FUND (continued)

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 ILLINOIS - 8.9% (CONT'D.)
     $ 7,500     Village of Ladd IDR VRDN, Series: 1996
                 (AMT), O'Neal Metals, Inc. Project
                 (NationsBank South LOC),
                  3.70%, 4/7/97                                  $    7,500
       3,250     Village of Niles IDR VRDN, Series: 1996
                 (AMT), Lewis Spring & Manufacturing
                 Co. Project (Harris Trust & Savings Bank
                 LOC), 3.65%, 4/7/97                                  3,250
                                                                   --------
                                                                    126,429
                                                                   --------

                 INDIANA - 2.8%
       2,790     City of Anderson Economic Development
                 VRDN, Series: 1996 (AMT), Gateway
                 Village Project (FHLB LOC),
                 3.60%, 4/7/97                                        2,790
       1,500     City of Greencastle IDR VRDN, Series:
                 1996 (AMT), Crown Equipment Corp.
                 Project (Mellon Bank LOC), 3.75%, 4/7/97             1,500
       2,840     City of Hammond Economic Development
                 VRDN, Series: 1996 A (AMT),  Annex at
                 Douglas Point Project (FHLB LOC),
                 3.60%, 4/7/97                                        2,840
      60,000     City of Indianapolis Local Public
                 Improvement Revenue Bond, Series: D,
                 Capital Appreciation, Prerefunded,
                 0.00%, 2/1/98                                       11,109
       4,000     City of Rushville Economic Development
                 VRDN, Fujitsu Ten Corp. of America
                 Project, 3.55%, 4/7/97                               4,000
       3,100     City of Shelbyville Economic Development
                 VRDN, Series: DTC 2794 (AMT),
                 Nippisun Indiana Corp. Project
                 (Industrial Bank of Japan LOC),
                 4.20%, 4/7/97                                        3,100
                 Indiana Development Finance Authority
                 IDR VRDN (AMT), Red Gold, Inc. Project
                 (Harris Trust and Savings Bank LOC)
       4,200        Series: 1994 A, 3.65%, 4/7/97                     4,200
       3,400        Series: 1994 B, 3.65%, 4/7/97                     3,400
       6,900     Indiana Development Finance Authority,
                 Series: 1994 B, Indiana Historical Society,
                 Inc. Project (NBD Bank LOC),
                 3.50%, 4/7/97                                        6,900
                                                                   --------
                                                                     39,839
                                                                   --------

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 IOWA - 0.6%
                 Iowa Finance Authority Waste Disposal
                 Revenue VRDN, Cedar River Paper Co.
                 Project (Swiss Bank Corp. LOC)
    $  4,100        Series: 1994 A, 4.25%, 4/1/97                  $  4,100
       4,600        Series: 1995 A, 4.25%, 4/1/97                     4,600
                                                                   --------
                                                                      8,700
                                                                   --------

                 KANSAS - 0.9%
                 City of LaCygne Enviromental Revenue
                 VRDN, Kansas City Power and Light Project
       2,000        Series: 1994 A, 3.55%, 4/7/97                     2,000
       9,000        Series: 1994 B, 3.55%, 4/7/97                     9,000
       1,500     County of Johnson G.O. School District
                 No. 512, Series: B, Shawnee Mission
                 Project, 6.75%, 10/1/97                              1,522
                                                                   --------
                                                                     12,522
                                                                   --------

                 KENTUCKY - 3.3%
       1,000     City of Greenville IDR VRDN, Wetterau,
                 Inc. Project, 3.60%, 4/7/97                          1,000
       1,000     City of Hopkinsville Industrial Building
                 VRDN, Series: A (AMT), CoPar, Inc. Project
                 (Dai-Ichi Kangyo Bank LOC),
                 4.00%, 4/7/97                                        1,000
       2,000     City of Mayfield Lease Revenue VRDN,
                 Series: 1996, Kentucky League of Cities
                 Pooled Project (PNC Bank LOC),
                 3.55%, 4/7/97                                        2,000
       3,500     County of Clark Industrial Building IDR
                 VRDN, Series: 1996 (AMT), Bluegrass Art
                 Cast Project (Bank One LOC),
                 3.65%, 4/7/97                                        3,500
                 County of Daviess Waste Disposal Facility
                 IDR VRDN (AMT), Scott Paper Co. Project
                 (Kimberly-Clark Corp. Gtd.)
      12,500        Series: 1993 A, 3.90%, 4/1/97                    12,500
      11,200        Series: 1993 B, 3.90%, 4/1/97                    11,200
      10,500        Series: 1994 A, 3.90%, 4/1/97                    10,500
       5,000     Counties of Louisville and Jefferson VRDN,
                 Series: 1997 A-1, Regional Airport
                 Authority System, 3.45%, 4/7/97                      5,000
                                                                   --------
                                                                     46,700
                                                                   --------
SCHEDULES OF INVESTMENTS MARCH 31, 1997

MUNICIPAL MONEY MARKET FUND (continued)

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 LOUISIANA - 3.0%
    $  3,400     Ascension Parish PCR VRDN, Allied-Signal
                 Project (FMC Corp. Gtd.), 3.65%, 4/7/97           $  3,400
       6,000     Ascension Parish VRDN, Series: 1995
                 (AMT), BASF Corp. Project, 4.25%, 4/1/97             6,000
                 Louisiana HFA Mortgage Revenue Bond
                 (AMT) (Colld. by U.S. Government Securities)
       5,800        Series: CR-85, 3.80%, 5/1/97                      5,800
       3,140        Series: CR-86, 3.80%, 5/1/97                      3,140
       7,915     Louisiana Public Facilities Authority PCR
                 VRDN, Series: 1992, Allied-Signal Project
                 (FMC Corp. Gtd.), 3.65%, 4/7/97                      7,915
       2,200     Parish of Caddo IDR VRDN, General Motors
                 Corp. Project (General Motors Corp. Gtd.),
                 3.60%, 4/7/97                                        2,200
       4,000     Plaquemines Port Harbor and Terminal CP,
                 Series: D, Electro-Coal Transfer Co. Project
                 (Tampa Electric Co. Gtd.), 3.50%, 5/14/97            4,000
       4,000     South Louisiana Port Commission, Series:
                 1997 (AMT), Holnam, Inc. Project,
                 3.55%, 4/7/97                                        4,000
                 West Feliciana Parish PCR IDR VRDN,
                 Gulf States Utilities Project (Canadian
                 Imperial Bank LOC)
       4,200        Series: 1985 D, 3.90%, 4/1/97                     4,200
       2,300        Series: 1986, 3.90%, 4/1/97                       2,300
                                                                   --------
                                                                     42,955
                                                                   --------

                 MAINE - 0.3%
       5,000     Maine Public Utility Finance Bank
                 Revenue VRDN, Series: 1996 (AMT),
                 Maine Public Service Co. Project (Bank of
                 New York LOC), 3.35%, 4/7/97                         5,000
                                                                   --------

                 MARYLAND - 2.0%
       3,300     City of Baltimore IDR VRDN, Series: 1986,
                 Capital Acquisition Program (Dai-Ichi
                 Kangyo Bank LOC), 3.65%, 4/7/97                      3,300
      10,335     IBM Tax-Exempt Grantor Trust Asset-Backed
                 Lease VRDN, Series: 1996 A, Certificate
                 Merrill P-Floats (Credit Suisse Gtd.),
                 3.65%, 4/7/97 <F1>                                  10,335
       4,655     Maryland Health and Higher Education
                 Facilities Authority VRDN, Series: D,
                 Pooled Loan Progam (NationsBank LOC),
                 3.50%, 4/7/97                                        4,655

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 MARYLAND - 2.0% (CONT'D.)
    $  8,510     Maryland State Community
                 Development Administration, Series:
                 PT-12, Merrill P-Floats (Commerzbank
                 LOC), 3.45%, 4/1/97                               $  8,510
       1,500     Maryland State IDA, Townsend Culinary,
                 Inc. Project (Suntrust Bank LOC),
                 3.60%, 4/7/97                                        1,500
                                                                   --------
                                                                     28,300
                                                                   --------

                 MASSACHUSETTS - 0.7%
       2,744     City of Glouchester G.O. BAN,
                 4.20%, 8/8/97                                        2,745
       4,440     Massachusetts State HFA VRDN, Series:
                 1996-5A, Clipper Trust Certificate
                 (AMBAC Insured), 3.46%, 4/7/97                       4,440
       2,200     Massachusetts State HFA VRDN, Series:
                 PA-132, Harbor Point Project,
                 3.65%, 4/7/97                                        2,200
                                                                   --------
                                                                      9,385
                                                                   --------

                 MICHIGAN - 4.1%
       4,000     City of Detroit School District State School
                 Aid Notes, Series: 1996, 4.50%, 5/1/97               4,002
       5,900     Michigan Strategic Fund Ltd. VRDN, Series:
                 1992 (AMT), Dow Chemical Co. Project
                 (Dow Chemical Gtd.), 3.95%, 4/1/97                   5,900
       4,000     Michigan Strategic Fund Ltd. PCR,
                 ATS-Dow Chemical Co. Project,
                 3.45%, 5/2/97                                        4,000
                 Michigan Strategic Fund Ltd. PCR
                 (Dow Chemical Gtd.)
       6,800        Series: 1987 A, 3.45%, 5/2/97                     6,800
       6,500        Series: 1987 B, 3.55%, 5/17/97                    6,500
       2,500     Michigan Strategic Fund VRDN (AMT),
                 Kruger Commodities, Inc. Project (Harris
                 Trust and Savings Bank LOC),
                 3.65%, 4/7/97                                        2,500
       2,860     Michigan Strategic Fund VRDN, Four D
                 Investment Co. Project (Comerica Bank
                 LOC), 3.65%, 4/7/97                                  2,860
      25,300     Midland County Economic Development
                 Corp. IDR VRDN, Series: 1993 A (AMT),
                 Dow Chemical Corp. Project
                 (Dow Chemical Gtd.), 4.25%, 4/1/97                  25,300
                                                                   --------
                                                                     57,862
                                                                   --------


SCHEDULES OF INVESTMENTS MARCH 31, 1997

MUNICIPAL MONEY MARKET FUND (continued)

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 MINNESOTA - 0.5%
    $  3,500     City of Minnetonka Multifamily
                 Housing, Series: 1995, Cliffs at Ridgedale
                 Project (Colld. by FNMA), 3.30%, 4/7/97           $  3,500
       3,060     County of Stearns Housing &
                 Redevelopment Authority VRDN
                 (AMT), Cold Spring Granite Co. Project
                 (First Bank LOC), 3.65%, 4/7/97                      3,060
                                                                   --------
                                                                      6,560
                                                                   --------

                 MISSOURI - 3.4%
       5,000     City of St. Louis TRAN, Series: 1996,
                 4.75%, 6/30/97                                       5,008
       7,000     County of Perry IDR VRDN, Series: 1996
                 (AMT), T.G. (USA) Corp. Project
                 (Bank of Tokyo-Mitsubishi LOC),
                 3.55%, 4/7/97                                        7,000
       6,700     Missouri Higher Education Loan Authority
                 VRDN (National Westminster LOC),
                 Series: 1990 A, 3.50%, 4/7/97                        6,700
      14,000     Missouri Higher Education Loan Authority
                 VRDN (MBIA Insured), Series: 1991 B,
                 3.30%, 4/7/97                                       14,000
       6,500     Missouri Housing Development VRDN,
                 Series: 1994 A (AMT), Merrill P-Floats
                 PA-116 (Colld. by U.S. Government
                 Securities), 3.65%, 4/7/97                           6,500
       8,860     Missouri State TOCR G.O. VRDN, Series: A,
                 3.80%, 4/7/97                                        8,860
                                                                   --------
                                                                     48,068
                                                                   --------

                 MONTANA - 3.5%
       2,000     City of Forsyth PCR VRDN, Portland
                 General Electric Co. Project,
                 4.00%, 4/1/97                                        2,000
       3,920     Montana Board of Housing SFM VRDN,
                 Series: 1996-A-2, Merrill P-Floats PT-87,
                 3.65%, 4/7/97                                        3,920
      43,950     Montana Board of Investment Resources
                 Recovery Revenue VRDN (AMT), Colstrip
                 Energy L.P. Project (Credit Locale de
                 France LOC), 3.55%, 4/7/97                          43,950
                                                                   --------
                                                                     49,870
                                                                   --------

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 NEBRASKA - 0.3%
    $  4,000     Nebraska Investment Finance Authority
                 IDA IDR VRDN, Series: 1989 (AMT),
                 Fremont Beef Project (Sanwa Bank LOC),
                 4.00%, 4/7/97                                     $  4,000
                                                                   --------

                 NEW YORK - 3.4%
       7,000     City of New York G.O. RAN, Series: B
                 (Bank of Nova Scotia LOC), 4.50%, 6/30/97            7,012
                 City of New York Municipal Water Finance
                 Authority VRDN
       6,300        Series: A1, 3.51%, 4/7/97                         6,300
       9,345        Series: A2, 3.51%, 4/7/97                         9,345
       4,400     City of New York VRDN, Series: 1994 A,
                 Subseries H-2, 3.50%, 4/9/97                         4,400
                 Marine Midland Premium Loan Trust VRDN
                 COP (Hong Kong and Shanghai Banking Corp.
                 LOC)<F1>
       7,300        Series: 1991 A, 3.55%, 4/7/97                     7,300
         756        Series: 1991 B, 3.65%, 4/7/97                       756
      10,000     New York State Environmental Facilities
                 Corp. PCR VRDN, Series: No. 94302,
                 Eagle Trust-Weekly (CGIC Insured),
                 3.56%, 4/7/97                                       10,000
       2,695     Pooled P-Floats VRDN, Series: PPT2,
                 3.40%, 7/1/97                                        2,695
                                                                   --------
                                                                     47,808
                                                                   --------

                 NORTH CAROLINA - 2.1%
       6,000     Capital Regional Airport Commission
                 Passenger Facility Charge Revenue VRDN
                 (AMT) (First Union National Bank of
                 Charlotte LOC), 3.65%, 4/7/97                        6,000
       2,500     County of Brunswick PCR IDR VRDN,
                 Series: 1996 (AMT), Armada Project
                 (NationsBank LOC), 3.65%, 4/7/97                     2,500
       9,800     County of Catawba PCR IDR, Series: 1996
                 (AMT), Hooker Furniture Corp. Project
                 (NationsBank LOC), 3.65%, 4/7/97                     9,800
       2,500     County of Mecklenburg PCR IDR VRDN,
                 Series: 1996 (AMT), SteriGenics International
                 Project (Comerica Bank LOC),
                 3.70%, 4/7/97                                        2,500
       3,900     North Carolina State Ports Authority VRDN,
                 Series: 1996 (AMT), Morehead City Terminals,
                 Inc. (NationsBank LOC), 3.65%, 4/7/97                3,900


SCHEDULES OF INVESTMENTS MARCH 31, 1997

MUNICIPAL MONEY MARKET FUND (continued)

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 NORTH CAROLINA - 2.1% (CONT'D.)
      $4,700     State of North Carolina Medical Care
                 Commission, Series: 1991 A, Pooled
                 Financing Project (NationsBank LOC),
                 3.90%, 4/1/97                                     $  4,700
                                                                   --------
                                                                     29,400
                                                                   --------

                 OHIO - 2.7%
       6,935     Dublin Inn Tax-Exempt Mortgage IDR,
                 Series: 1987, Adjustable Rate Certificate
                 (Huntington National Bank LOC),
                 4.57%, 9/1/97                                        6,935
       4,000     State of Ohio Air Quality Development
                 Authority, Series: A, Pollution Control-
                 Duquesne (Union Bank of Switzerland
                 LOC), 3.95%, 7/16/97                                 4,000
       5,355     State of Ohio HFA VRDN, Series: 1989 A
                 (AMT), 3.55%, 4/7/97                                 5,355
       1,940     State of Ohio Higher Education Facility
                 Revenue TOB, Series: BTP-29 ADP, Class: B
                 (MBIA Insured), 3.60%, 4/7/97(2)                     1,940
       5,875     State of Ohio Infrastructure Improvement
                 VRDN, Series: 1994, BTP-170,
                 3.80%, 1/14/98                                       5,875
                 State of Ohio Water Development Authority
                 PCR VRDN (AMT), Ohio Edison Co. Project
                 (Union Bank of Switzerland LOC)
       5,000        Series: A, 3.80%, 5/1/97                          5,000
       4,000        Series: B, 4.40%, 9/1/97                          4,011
       5,400     State of Ohio Water Development
                 Authority PCR VRDN, Series: B, General
                 Motors Corp. (General Motors Corp. Gtd.),
                 3.60%, 4/7/97                                        5,400
                                                                   --------
                                                                     38,516
                                                                   --------

                 OKLAHOMA - 0.5%
       7,245     City of Tulsa Airport Improvement VRDN,
                 Series: B-1, 3.61%, 4/7/97                           7,245
                                                                   --------

                 OREGON - 1.5%
       5,000     City of Portland Multifamily Revenue
                 VRDN, Series: 1996 (AMT), Union Station
                 Project - Phase B (US National Bank LOC),
                 3.75%, 4/7/97                                        5,000
       4,820     County of Multnomah School District
                 G.O. Bond, Series: 1996, BTP-208,
                 3.75%, 10/21/97                                      4,820

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 OREGON - 1.5% (CONT'D.)
    $  1,100     Metropolitan Service District VRDN
                 (AMT), Riedel Oregon Compost Waste
                 Disposal (US National Bank LOC),
                 3.65%, 4/7/97                                     $  1,100
       3,900     Oregon State Economic Development
                 Revenue, Series: 176 (AMT), Cascade Steel
                 Rolling Mills Project (Commerzbank LOC),
                 3.65%, 4/7/97                                        3,900
       1,800     Oregon State Economic Development
                 Revenue, Series: 75 (AMT), Stagg Foods, Inc.
                 Project (Security Pacific National Bank LOC),
                 3.50%, 4/7/97                                        1,800
                 Oregon State Housing and Commerce Services
                 Department, Series: C, SFM Program
       2,000        Series: 1996 C, 3.85%, 5/15/97                    2,000
       2,700        Series: 1996 G, 4.05%, 8/1/97                     2,700
                                                                   --------
                                                                     21,320
                                                                   --------

                 PENNSYLVANIA - 8.9%
       1,800     City of Philadelphia Hospital and Higher
                 Education Facilities Authority VRDN,
                 Series: 1996 A, Childrens Hospital
                 Project (Morgan Guaranty LOC),
                 3.85%, 4/1/97                                        1,800
                 City of Philadelphia School District TRAN
      30,900        Series: 1996, 4.50%, 6/30/97                     30,936
      16,000        Series: 1996 A, 4.50%, 6/30/97                   16,021
       1,100     County of Allegheny Hospital Development
                 Authority VRDN, Series: B, Presbyterian
                 Health Center (MBIA Insured),
                 3.50%, 4/1/97                                        1,100
                 County of Washington Lease Revenue,
                 Series: B-1, Eye and Ear Hospital Project
                 (PNC Bank LOC)
       1,000        Subseries: C, 3.50%, 4/1/97                       1,000
       1,350        Subseries: E, 3.50%, 4/1/97                       1,350
                 Delaware Valley Regional Finance
                 Authority Local Government Revenue
                 VRDN (Midland Bank PLC LOC)
       2,000        Series: 1985 A, 3.50%, 4/7/97                     2,000
       1,000        Series: 1985 C, 3.50%, 4/7/97                     1,000
       2,000        Series: 1985 D, 3.50%, 4/7/97                     2,000
      24,000        Series: 1986 A, 3.50%, 4/7/97                    24,000


SCHEDULES OF INVESTMENTS MARCH 31, 1997
MUNICIPAL MONEY MARKET FUND (continued)

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 PENNSYLVANIA - 8.9% (CONT'D.)
    $  3,900     Pennsylvania Economic Development
                 Finance Authority IDR VRDN, Series:
                 1996 A1-8 (PNC Bank LOC),
                 3.75%, 4/7/97                                    $   3,900
                 Pennsylvania Higher Education Assistance
                 Agency VRDN (AMT), Student Loan
                 Program (SLMA LOC)
      14,300        Series: 1994 A, 3.50%, 4/7/97                    14,300
      19,500        Series: 1995 A, 3.50%, 4/7/97                    19,500
       7,500        Series: 1997 A, 3.50%, 4/7/97                     7,500
                                                                   --------
                                                                    126,407
                                                                   --------

                 PUERTO RICO - 0.7%
       9,800     Puerto Rico Government Development
                 Bank CP, 3.60%, 4/3/97                               9,800
                                                                   --------

                 RHODE ISLAND - 0.4%
       3,000     Rhode Island Housing and Mortgage
                 Finance Corp., Series: 22-B (AMT),
                 Homeownerhip Opportunity Project
                 (FGIC Insured), 3.70%, 12/2/97                       3,000
       2,500     State of Rhode Island TAN, Series:
                 1996 A, 4.50%, 6/30/97                               2,503
                                                                   --------
                                                                      5,503
                                                                   --------

                 SOUTH CAROLINA - 0.8%
       5,800     County of Cherokee IDR VRDN,
                 Series: 1989 (AMT), Oshkosh Truck Corp.
                 Project (NationsBank LOC),
                 3.65%, 4/7/97                                        5,800
                 County of Lexington IDR VRDN,
                 Allied-Signal Project (FMC Corp. Gtd.)
         200        Series: 1992, 3.65%, 4/7/97                         200
         900        Series: 1992 A, 3.65%, 4/7/97                       900
       4,500     University of South Carolina Athletic
                 Facilities Revenue BAN, 4.00%, 2/26/98               4,515
                                                                   --------
                                                                     11,415
                                                                   --------


   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------

                 SOUTH DAKOTA - 1.7%
       8,410     South Dakota Economic Development
                 Finance Authority VRDN, Series: 1996
                 (AMT), Hastings Filters, Inc. Project
                 (Harris Trust and Savings Bank LOC),
                 3.65%, 4/7/97                                        8,410
                 South Dakota - 1.7% (cont'd.)
                 South Dakota Housing Development
                 Authority Homeowner Mortgage VRDN
                 (AMT), Merrill P-Floats
     $12,755        Series: PT-73-A, 3.55%, 4/7/97                  $12,755
       2,880        Series: PA-119, 3.65%, 4/7/97                     2,880
                                                                   --------
                                                                     24,045
                                                                   --------

                 TENNESSEE - 2.9%
       1,500     County of Dickson IDR VRDN, Series:
                 1996 (AMT), Tennessee Bun Co. LLC
                 Project (PNC Bank LOC), 3.75%, 4/7/97                1,500
       2,200     City of Greeneville IDR VRDN, Series:
                 1993, Pet, Inc. Project (Credit Suisse LOC),
                 3.45%, 4/7/97                                        2,200
       6,000     City of Jackson Waste Facility IDR VRDN,
                 Series: 1995 (AMT), Florida Steel Corp.
                 Project (NationsBank LOC), 3.65%, 4/7/97             6,000
       1,000     City of Morristown IDR VRDN, Series: 1997,
                 BOS Automotive Products, Inc. (Bayerische
                 Vereinsbank LOC), 3.55%, 4/7/97                      1,000
       1,400     County of Hamilton IDR VRDN, Series: 1995,
                 Tennessee Aquarium Project (Bank of New
                 York LOC), 3.50%, 4/7/97                             1,400
       5,760     County of Montgomery Public Building
                 Authority, Series: 1996, Adjustable Loan
                 Pool (NationsBank LOC), 3.50%, 4/7/97                5,760
       5,000     Counties of Nashville and Davidson Housing
                 VRDN (AMT), Old Hickory Towers Project
                 (FHLB LOC), 3.65%, 4/7/97                            5,000
       2,000     County of Shelby G.O. Bond, Series: 1996 B,
                 3.50%, 4/7/97                                        2,000
       4,890     County of Shelby G.O. FRN, BTP, Series: B,
                 3.70%, 11/6/97                                       4,890
       1,000     County of Shelby Health and Education
                 Authority, Arbor Lake Project (PNC Bank
                 LOC), 3.70%, 4/7/97                                  1,000
       1,000     State of Tennessee BAN, Series: E, Tennessee
                 Retirement System, 3.45%, 4/7/97                     1,000
      10,000     State of Tennessee Housing Development
                 Agency, Series: 1996-5 (AMT), Homeowner
                 Program, 4.00%, 8/21/97                              9,994
                                                                   --------
                                                                     41,744
                                                                   --------



SCHEDULES OF INVESTMENTS MARCH 31, 1997

MUNICIPAL MONEY MARKET FUND (continued)

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------

                 TEXAS - 9.0%
    $  1,600     Angelina and Neches River Authority IDR,
                 Series: 1984 D, TEEC, Inc. Project
                 (Credit Suisse LOC), 4.00%, 4/1/97                $  1,600
                 Brazos River Harbor Navigation District
                 PCR VRDN, Dow Chemical Co. Project
       2,000        Series: 1988, 3.50%, 5/8/97                       2,000
       4,950        Series: 1990, 3.50%, 5/22/97                      4,950
       2,000     Brazos River Authority, Series: 1997 (AMT),
                 Houston Light and Power Co. Project
                 (AMBAC Insured), 4.25%, 4/1/97                       2,000
       5,700     Brazos River Harbor Navigation District
                 VRDN, Series: 1996 (AMT), BASF Corp.
                 Project (BASF Corporation Gtd.),
                 4.25%, 7/1/97                                        5,700
       2,525     City of Austin Independent School District
                 Building VRDN, Series: 1996 SG-68 (PSF of
                 Texas Gtd.), 3.50%, 4/7/97                           2,525
       3,500     City of El Paso Housing Finance Corp. VRDN,
                 Series: 1993 (AMT), Viva Apartments Project
                 (General Electric Corp. LOC), 3.65%, 4/7/97          3,500
       3,455     City of Houston Water & Sewer System TOB,
                 Series: 1992 C BTP-54 (MBIA Insured),
                 3.60%, 4/7/97<F2>                                    3,455
       7,000     City of Mansfield Independent School District,
                 Series: 1996, School Building (PSF of Texas
                 Gtd.), 4.14%, 7/1/97                                 7,000
       5,000     County of Calhoun Navigation IDR VRDN
                 (AMT), Formosa Plastics Corp. U.S.A.
                 (Bank of America LOC), 3.50%, 4/7/97                 5,000
      11,600     County of Denton Independent School
                 District G.O., Series: B (PSF of Texas Gtd.),
                 3.98%, 8/15/97                                      11,601
                 County of Harris Health Facilities
                 Development Corp. VRDN, St. Luke's Episcopal
                 Hospital Project
       1,300        Series: 1985 C, 3.85%, 4/1/97                     1,300
       1,300        Series: 1985 D, 3.85%, 4/1/97                     1,300
       8,000     County of Harris Toll Road Unlimited VRDN,
                 Series: 1994 A, Citicorp Eagle Trust,
                 No. 954302, 3.61%, 4/7/97<F2>                        8,000
       1,800     Gulf Coast Waste Disposal Authority VRDN,
                 Series: 1994 (AMT), Amoco Oil Co. Project
                 (Amoco Oil Company Gtd.), 3.90%, 4/1/97              1,800
       1,000     North Central Health Facilities Development
                 Corp. VRDN, Presbyterian Medical Center
                 Project (MBIA Insured), 3.80%, 4/1/97                1,000

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 TEXAS - 9.0% (CONT'D.)
     $10,000     North Texas Higher Education Authority
                 VRDN, Series: 1993 A (AMT), Student Loan
                 Program (SLMA LOC), 3.50%, 4/7/97                $  10,000
                 Port Development of Corpus Christi,
                 Mitsui and Co. USA, Inc. Project (Fuji Bank
                 Ltd. LOC)
      15,100        Series: 1985 A, 3.55%, 4/3/97                    15,100
       1,450        Series: 1985 B, 3.65%, 5/13/97                    1,450
      13,000     Port Development of Corpus Christi,
                 Union Pacific Corp. Project, 3.85%, 4/4/97          13,000
                 Sabine River Authority PCR VRDN,
                 Texas Utilities Electric Co. Project
                 (Union Bank of Switzerland LOC)
         900        Series: 1995 B, 3.80%, 4/1/97                       900
       4,300        Series: 1995 C, 3.85%, 4/1/97                     4,300
       1,600     Sherman Independent School District G.O.,
                 Series: 1985 A, 3.50%, 4/7/97                        1,600
       6,635     Texas Department of Housing and
                 Community Affairs, Series: PA-128,
                 SFM, Merrill P-Floats, 3.65%,  4/7/97                6,635
       5,049     Texas Turnpike Authority Dallas Toll
                 Revenue VRDN, Series: BTP-60 ADP,
                 Class B (AMBAC Insured), 3.60%, 4/7/97               5,049
       6,580     Texas Veterans Housing Program VRDN,
                 Series: 1994 D PT-83 (AMT), Merrill P-
                 Floats, 3.85%, 4/7/97                                6,580
                                                                   --------
                                                                    127,345
                                                                   --------

                 UTAH - 2.1%
      30,600     Utah State Board of Regents VRDN, Series:
                 1996 Q (AMT), Student Loan Program
                 (AMBAC Insured), 3.50%, 4/7/97                      30,600
                                                                   --------

                 VIRGINIA - 1.7%
       3,200     City of Norfolk G.O. VRDN, Eagle Trust
                 No. 944601, 3.61%, 4/7/97 <F1>                       3,200
       3,300     City of Roanoke IDR VRDN, Series: 1994,
                 Cooper Industries Project (Cooper Industries
                 Gtd.), 3.65%, 4/7/97                                 3,300
       1,500     County of Bedford IDR, Nekoosa Packaging
                 Project (Canadian Imperial Bank LOC),
                 3.55%, 4/7/97                                        1,500
       2,200     County of Botetourt IDR VRDN, Valley Forge
                 Company Project (Harris Trust and Savings
                 Bank LOC), 3.65%, 4/7/97                             2,200



SCHEDULES OF INVESTMENTS MARCH 31, 1997

MUNICIPAL MONEY MARKET FUND (continued)

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 VIRGINIA - 1.7% (CONT'D.)
      $2,000     County of Charles Solid Waste Disposal
                 Facility IDR, Chambers Development, Inc.
                 Project (Morgan Guaranty LOC),
                 3.65%, 4/7/97                                     $  2,000
       9,500     County of Grant Waste Disposal, Series:
                 1996 (AMT), Virginia Electric Power Co.
                 Project, 3.65%, 7/24/97                              9,500
       1,900     State of Virginia G.O. VRDN, Series: 1994,
                 Citicorp Eagle Trust, No. 954601,
                 3.61%, 4/7/97<F2>                                    1,900
                                                                   --------
                                                                     23,600
                                                                   --------

                 WASHINGTON - 2.1%
       3,000     City of Grandview Public Corp. IDR, Series:
                 1989, Shonan USA Project (Bank of America
                 LOC), 3.50%, 4/7/97                                  3,000
       2,000     City of Kent Economic Development Corp.
                 IDR VRDN, Associated Grocers Project
                 (Seattle-First National Bank LOC),
                 3.72%, 4/7/97                                        2,000
       2,000     Washington Housing Finance Commission,
                 Series: 4A-S (AMT), Single Family Program
                 (Colld. by FNMA), 3.75%, 11/1/97                     2,000
                 Washington Public Power Supply System
                 Revenue, Nuclear Project No. 2
      12,521        Series: 1990 B (Prerefunded),
                    3.80%, 1/14/98                                   12,521
       9,665        Series: 1996 A (AMBAC Insured),
                    4.00%, 8/21/97                                    9,665
                                                                   --------
                                                                     29,186
                                                                   --------

                 WEST VIRGINIA - 0.4%
       3,100     County of Marion Waste Disposal IDR
                 VRDN, Series: 1990 B, Granttown Project
                 (National Westminster Bank LOC),
                 3.50%, 4/7/97                                        3,100
       2,000     County of Ritchie IDR VRDN, Simonton
                 Building Products, Inc. Project
                 (PNC Bank LOC), 3.75%, 4/7/97                        2,000
                                                                   --------
                                                                      5,100
                                                                   --------

                 WISCONSIN - 3.7%
       3,905     City of Milwaukee G.O. Bond, Series: B7,
                 4.00%, 2/15/98                                       3,917

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 Wisconsin - 3.7% (cont'd.)
    $  9,000     City of Milwaukee RAN, Series: A,
                 4.25%, 2/19/98                                $      9,048
       3,475     City of Milwaukee Redevelopment VRDN,
                 Series: 1996 (AMT), Starline Manufacturing,
                 Inc. (Harris Trust and Savings Bank LOC),
                 3.65%, 4/7/97                                        3,475
       4,290     City of Pewaukee IDR VRDN, Series: 1992
                 (AMT), HUSCO International, Inc. Project
                 (Bank One LOC), 3.65%, 4/7/97                        4,290
       3,000     City of Wauwatosa Housing Authority Bond,
                 Series: 1995 B, San Camillo, Inc. Project
                 (Firstar Bank LOC), 3.50%, 4/7/97                    3,000
       8,210     State of Wisconsin G.O. Bond,
                 Series: 1996 A, 3.75%, 10/21/97                      8,210
       1,300     Wisconsin Health and Education Revenue
                 Bond, Series: 1994 A, Sinai Samaritan
                 Medical Center Project (M&I Bank LOC),
                 3.50%, 4/7/97                                        1,300
                 Wisconsin Housing and Economic Development
                 Authority Revenue VRDN, Home Ownership
                 Revenue Program
       9,305        Series: 1989 C39, 4.00%, 9/1/97                   9,305
      10,390        Series: 1991 B, 3.65%, 9/1/97                    10,390
                                                                   --------
                                                                     52,935
                                                                   --------

                 WYOMING - 0.2%
       2,735     Wyoming Community Development
                 Authority Housing Revenue, Series: 3,
                 4.50%, 6/25/97                                       2,735
                                                                   --------

                 Total Municipal Investments
                 (cost $1,407,771)                                1,407,771
                                                                 ----------

      NUMBER
   OF SHARES
      (000S)
  ----------

                 OTHER - 0.4%

         130     AIM Tax-Free Money Market Fund                         130
         800     Dreyfus Tax Exempt Cash Management
                 Fund                                                   800
         500     Federated Tax Free Trust Money Market
                 Fund No. 15                                            500


SCHEDULES OF INVESTMENTS MARCH 31, 1997
MUNICIPAL MONEY MARKET FUND (continued)

     NUMBER
   OF SHARES                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 OTHER - 0.4% (CONT'D.)

         468     Federated Tax Free Trust
                 Money Market Fund No. 73                       $       468
       1,978     Provident Municipal Cash Fund                        1,978
       1,339     Provident Municipal Fund                             1,339
                                                                  ---------

                 Total Other
                 (cost $5,215)                                        5,215
                                                                  ---------
                 Total Investments - 99.5%
                 (cost $1,412,986)                                1,412,986


                 Other Assets less Liabilities - 0.5%                 7,055
                                                                  ---------

                 NET ASSETS - 100.0%                             $1,420,041
                                                                  =========

<F1> These private placement securities may require registration under the
     Securities Act of 1933 or an exemption therefrom in order to effect sale in the ordinary course of business. At March 31, 1997, the value of these securities amounted to approximately $26,791,000 or 1.9% of net assets.

<F2> Securities exempt from registration under Rule 144A of the Securities
     Exchange Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1997, the value of these securities amounted to approximately $15,295,000 or 1.1% of net assets.

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS MARCH 31, 1997

U.S. GOVERNMENT SELECT MONEY MARKET FUND

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 U.S. GOVERNMENT AGENCIES - 102.4%

                 FEDERAL FARM CREDIT BANK - 14.6%
                 FFCB Discount Notes
     $10,000        5.268%, 4/3/97                                $   9,997
       5,000        5.58%, 6/16/97                                    4,903
       3,000        5.674%, 8/1/97                                    3,001
       1,700        5.351%, 8/13/97                                   1,667
       5,000        5.375%, 8/14/97                                   4,942
                                                                   --------
                                                                     24,510
                                                                   --------

                 FEDERAL HOME LOAN BANK - 68.5%
                 FHLB Discount Notes
       2,000        5.401%, 4/1/97                                    2,000
      30,000        6.451%, 4/1/97                                   30,000
      12,500        5.231%, 4/3/97                                   12,496
       5,000        5.237%, 4/9/97                                    4,994
      10,000        5.315%, 4/24/97                                   9,967
       1,890        5.40%, 4/30/97                                    1,882
       7,000        5.284%, 5/8/97                                    6,962
      10,000        5.295%, 5/8/97                                    9,947
      12,000        5.224%, 5/22/97                                  11,912
       6,000        5.537%, 5/22/97                                   5,953
       5,000        5.337%, 6/5/97                                    4,952
       3,295        5.377%, 6/12/97                                   3,260
       2,055        5.393%, 6/17/97                                   2,032
       2,000        5.297%, 8/26/97                                   1,958
       7,000        5.451%, 9/8/97                                    6,838
                                                                   --------
                                                                    115,153
                                                                   --------

                 STUDENT LOAN MARKETING
                 ASSOCIATION - 2.1%
       1,500     SLMA Discount Note,
                 5.521%, 2/25/98                                      1,499
       2,000     SLMA FRN, 5.523%, 9/3/97                             1,999
                                                                   --------
                                                                      3,498
                                                                   --------

                 TENNESSEE VALLEY AUTHORITY - 17.2%
                 TVA Discount Note
       3,000        5.50%, 4/24/97                                    2,990
       8,100        5.272%, 5/5/97                                    8,060
      15,000        5.309%, 5/20/97                                  14,893
       3,000        5.50%, 5/27/97                                    2,975
                                                                   --------
                                                                     28,918
                                                                   --------

                 Total U.S. Government Agencies
                 (cost $172,079)                                    172,079


      NUMBER
   OF SHARES                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                       --------
                 OTHER - 1.2%

       2,077     Dreyfus Prime Money Market Fund
                 (cost $2,077)                                   $    2,077
                                                                   --------

                 Total Investments - 103.6%
                 (cost $174,156)                                    174,156

                 Liabilities less Other Assets - (3.6)%             (6,028)
                                                                   --------

                 NET ASSETS - 100.0%                               $168,128
                                                                   ========

See Notes to the Financial Statements.


SCHEDULES OF INVESTMENTS MARCH 31, 1997

CALIFORNIA MUNICIPAL MONEY MARKET FUND

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 MUNICIPAL INVESTMENTS - 98.7%

                 CALIFORNIA - 94.4%
    $  2,475     City and County of San Francisco Variable
                 Rate Certificates, Series: C-6,
                 3.51%, 6/15/97                                    $  2,475
       1,500     City of Irvine Special Assessment Bond,
                 Series: 89-10 (National Westminster LOC),
                 3.70%, 4/1/97                                        1,500
       1,800     City of Irvine Special Assessment Bond,
                 Series: A (Kredietbank N.V. LOC),
                 3.70%, 4/1/97                                        1,800
       2,500     City of Los Angeles Community
                 Redevelopment Agency Tender Option
                 Certificates, Series: BTP-129,
                 3.20%, 6/1/97                                        2,500
       1,925     City of Los Angeles Convention and
                 Exhibition Center VRDN, Merrill P-Floats
                 PA-88 (MBIA Insured), 3.55%, 8/15/97                 1,925
       2,500     City of Los Angeles Housing Revenue
                 Bond, Clipper Trust Certificates,
                 Series: 1996 A, 3.62%, 6/1/97                        2,500
       3,955     City of San Diego Public Facility Water and
                 Sewer VRDN, Merrill Soc Gen Muni
                 Trust, Series: SG-14 (AMBAC Insured),
                 3.25%, 5/15/97                                       3,955
      12,961     City of San Marcos Public Facility
                 Authority Revenue Bond, Series:
                 BTP-188, Civic Center Project
                 (Colld. by U.S. Government Securities),
                 3.56%, 9/1/97                                       12,961
       1,600     City of Tustin Improvement VRDN,
                 Series: A, District 95-2 (Kredietbank
                 N.V. LOC), 3.70%, 4/1/97                             1,600
       2,350     County of Campbell Union Elementary
                 School District TRAN, Series: 1996-1997,
                 4.50%, 7/2/97                                        2,353
         700     County of Irvine Ranch Water District
                 VRDN, Districts 102, 103, 105 & 106
                 (Commerzbank LOC), 3.70%, 4/1/97                       700
       1,100     County of Irvine Ranch Water District
                 VRDN, Districts 105, 140, 240 & 250
                 (Commerzbank LOC), 3.70%, 4/1/97                     1,100
       7,200     County of Irvine Ranch Consolidated
                 Water District VRDN, Series: 1993 B, Districts
                 2, 102, 103, 106, 3(203) & 206 (Morgan
                 Guaranty Trust Co. LOC), 3.70%, 4/1/97               7,200

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 CALIFORNIA - 94.4% (CONT'D.)
    $  2,000     County of Los Angeles COP, Series: A,
                 California Equipment Program F
                 (Canadian Imperial Bank LOC),
                 4.00%, 6/1/97                                     $  2,000
       5,000     County of Los Angeles Municipal Trust
                 Receipts, Soc Gen Trust SGB-2, Union
                 Station Project, 3.40%, 7/1/97                       5,000
       1,500     County of Moreno Valley Unified School
                 District TRAN, Series: 1996-1997,
                 4.50%, 6/30/97                                       1,502
      10,750     County of Orange Apartment Development
                 Authority No. 19 VRDN, Parkplace Irvine
                 County Phase 1B Project (New England
                 Mutual Gtd.), 3.30%, 4/1/97                         10,750
       1,900     County of Orange Apartment Development
                 Authority VRDN, Series: 1988 A, Vista Verde
                 Apartments (Wells Fargo Bank LOC),
                 3.45%, 4/1/97                                        1,900
       1,000     County of Orange Multifamily VRDN,
                 Series: 1985 T, Monarch Laguna
                 Association/Monarch Bay (Bank of Tokyo-
                 Mitsubishi LOC), 3.35%, 4/1/97                       1,000
       2,100     County of Orange Sanitation Districts COP,
                 Districts 1-3, 5-7, 11, 13 & 14 (National
                 Westminster LOC), 3.70%, 4/1/97                      2,100
       1,290     County of Orange Sanitation G.O.
                 COP, Series: 1993 A, Districts 1-3, 5-7 & 11
                 (Soc Gen LOC), 3.70%, 4/1/97                         1,290
       2,000     County of Oxnard Unified High School
                 District TRAN, Series: 1996, 4.50%, 8/7/97           2,003
       2,000     County of Riverside Housing Authority
                 VRDN, Series: 1989 B, Amanda Parks
                 Apartments Project (Fuji Bank LOC),
                 4.16%, 4/1/97                                        2,000
                 County of Riverside Transportation Sales
                 Commission Tax Revenue CP (Industrial
                 Bank of Japan LOC)
       6,000        3.45%, 5/8/97                                     6,000
       4,000        3.40%, 5/12/97                                    4,000
                 County of Sacramento VRDN, Multifamily
                 Housing (Dai-Ichi Kangyo Bank LOC)
       1,500        Series: 1985 B, 3.45%, 4/15/97                    1,500
         500        Series: 1985 C, 3.45%, 4/15/97                      500


SCHEDULES OF INVESTMENTS MARCH 31, 1997

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 CALIFORNIA - 94.4% (CONT'D.)
      $3,600     County of Sacramento VRDN, Multifamily
                 Housing, Series: 1985 E, River Oaks
                 (Dai-Ichi Kangyo Bank LOC),
                 3.45%, 4/15/97                                      $3,600
       8,000     County of San Bernadino Housing Authority
                 Revenue VRDN, Series: A, Brookside
                 Meadows (Bank of Tokyo Mitsibushi LOC),
                 3.30%, 4/2/97                                        8,000
       1,045     County of Santa Clara Housing Authority
                 VRDN, Series: A, Multifamily Avenida
                 Espana Gardens (Union Bank LOC),
                 3.25%, 4/1/97                                        1,045
       2,900     Eagle Tax Exempt Trust Certificates,
                 Series: 1997A-C05Q2,
                 3.50%, 8/1/16                                        2,900
       4,250     Paramount Housing Authority Multifamily
                 VRDN, Century Place, Series: 1989 A
                 (Heller Financial, Inc. LOC), 3.96%, 4/1/97          4,250
       2,260     Pleasant Hill Redevelopment Agency
                 Housing Revenue Bonds VRDN, Series:
                 1996 A, Chateau III Project (Commerzbank
                 LOC), 3.55%, 4/1/97                                  2,260
       9,000     State School Cash Reserve Program Authority
                 TRAN, Pool Bonds, Series: 1996 A,
                 4.75%, 7/2/97                                        9,016
       3,400     State Community Development Authority
                 Housing Revenue, Series: 1995 B (AMT),
                 Kimberly Woods Apartments (Colld. by
                 FNMA), 3.30%, 4/15/97                                3,400
       1,300     State Department of Water Resources
                 Water and Sewer VRDN, CVP Merrill Soc
                 Gen Muni Trust, Series: SG-5,
                 3.25%, 6/1/97                                        1,300
       3,055     State Department of Water Resources
                 Revenue Bonds, Central Valley Project,
                 Series: M, 3.45%, 6/1/97                             3,055
       3,500     State Economic Development VRDN,
                 Volk Enterprises Project (Harris Trust &
                 Savings Bank LOC), 3.25%, 4/1/97                     3,500
       4,950     State G.O. Bond (MBIA Insured),
                 3.26%, 4/1/97                                        4,950
       7,000     State G.O. CP, Series: A,
                 3.05%, 4/21/97                                       7,000

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 CALIFORNIA - 94.4% (CONT'D.)
    $  4,100     State G.O. VRDN TOB, Series: CR-152,
                 Citibank (FGIC Insured), 3.51%, 5/1/97            $  4,100
       1,100     State G.O. VRDN TOCR,
                 Series: A3 (MBIA Insured),
                 3.75%, 4/1/97                                        1,100
       2,300     State G.O. VRDN, Series: 1995, Bear
                 Stearns/Soc Gen Trust (FSA Insured),
                 3.20%, 9/1/97                                        2,300
       2,000     State Health Facility Authority Revenue
                 VRDN, Episcopal Home Project
                 (Union Bank LOC), 3.95%, 4/1/97                      2,000
       5,000     State HFA Home Mortgage
                 Revenue Bond, Series: 1996 J,
                 4.00%, 7/24/97                                       5,000
       2,400     State HFA VRDN,
                 Merrill P-Floats PT-14, 3.45%, 8/1/97                2,400
       2,260     State HFA VRDN, Series: 1991 G,
                 Merrill P-Floats PT-40D, 3.60%, 8/1/97               2,260
         860     State HFA VRDN, Series: 1995 B,
                 Merrill P-Floats PT-56, 3.60%, 8/1/97                  860
                 State PCR, Southern California
                 Edison
       1,100        Series: A (Credit Lyonnais), 3.55%, 4/1/97        1,100
       2,000        Series: B, 3.55%, 4/1/97                          2,000
       2,980        Series: C, 3.55%, 4/1/97                          2,980
         200        Series: D, 3.30%, 4/1/97                            200
       4,000     State RAN, Series: 1996 A, 4.50%, 6/30/97            4,005
      10,600     State RAN VRDN, Series: 1996-1997 B,
                 63% of 3-mo LIBOR, Late Day Daily Put,
                 3.49%, 4/1/97                                       10,600
       2,200     Statewide Community Development
                 Authority COP, Sutter Health Obligation
                 Group (AMBAC Insured), 3.70%, 4/1/97                 2,200
       4,000     Statewide Community Development
                 Authority TRAN, Series: A (FSA Insurance
                 Policy), 4.75%, 6/30/97                              4,008
       4,290     University of California Regents VRDN,
                 Series: C, Merrill Soc Gen Muni Trust,
                 Series: SG-24 (AMBAC Insured),
                 3.25%, 9/1/97                                        4,290
                                                                   --------
                                                                    189,793
                                                                   --------


SCHEDULES OF INVESTMENTS MARCH 31, 1997

CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)

   PRINCIPAL
      AMOUNT                                                          VALUE
      (000S)                                                         (000S)
  ----------                                                        -------
                 PUERTO RICO - 4.3%
      $2,400     Puerto Rico Government Development
                 Bank, 3.35%, 4/3/97                             $    2,400
       6,240     Puerto Rico Industrial Medical and
                 Environmental PCR, Merck & Co. Inc.,
                 Series: 1983 A, 6.10%, 12/1/18                       6,240
                                                                   --------
                                                                      8,640
                                                                   --------

                 Total Municipal Investments
                 (cost $198,433)                                    198,433
                                                                   --------
      NUMBER
   OF SHARES
      (000S)
  ----------

                 OTHER - 1.3%

         391     Federated Tax Exempt Money Market
                 Fund No. 80                                            391
       2,127     Provident Institutional California
                 Money Fund                                           2,127
                                                                   --------

                 Total Other
                 (cost $2,518)                                        2,518
                                                                   --------

                 Total Investments - 100.0%
                 (cost $200,951)                                    200,951

                 Other Assets less Liabilities - 0.0%                    38
                                                                   --------

                 NET ASSETS - 100.0%                               $200,989
                                                                   ========


See Notes to the Financial Statements.


NOTES TO THE
FINANCIAL STATEMENTS
MARCH 31, 1997


1. ORGANIZATION

Northern Funds was organized October 12, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of 19 portfolios. The Money Market, U.S. Government Money Market, Municipal Money Market, U.S. Government Select Money Market and California Municipal Money Market Funds (collectively the "Funds") are separate, diversified investment portfolios of Northern Funds, except the California Municipal Money Market Fund which is a non-diversified portfolio of Northern Funds. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.
   The Funds have entered into an Investment Advisory Agreement with The Northern Trust Company ("Northern Trust" or the "Adviser"). Northern Trust also serves as custodian, fund accountant and transfer agent for the Funds.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A. VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Guaranteed investment contracts are valued at cost plus accrued interest, which approximates market value. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B. REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C. ORGANIZATION COSTS - Organization expenses of approximately $342,000 have been deferred and are being amortized on a straight-line basis through 1999.

D. INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of discounts and premiums.

E. EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

F. DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly.
      Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.
      The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with generally accepted accounting principles due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

G. FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.
      At March 31, 1997, the Funds' most recent fiscal year end, the approximate capital loss carryforwards for U.S. federal income tax purposes were approximately $109,000 and $1,000 for the Municipal Money Market and the U.S. Government Select Money Market Funds, respectively. These capital loss carryforwards, due to expire March 31, 2005, are available to offset future capital gains.

H. RECLASSIFICATIONS - At March 31, 1997, the Funds made reclassifications among their capital accounts to reflect the characterization of certain income and capital gain distributions for federal income tax purposes which may differ from amounts determined in accordance with generally accepted accounting principles, as follows:

                      UNDISTRIBUTED      UNDISTRIBUTED
                           NET                NET              PAID
AMOUNTS                 INVESTMENT          CAPITAL             IN
IN THOUSANDS              INCOME             GAINS           CAPITAL
--------------------    ----------          -------          ------
Money Market               $24               $ _             $(24)

U.S. Government
  Money Market               6                 _               (6)

Municipal Money
  Market                    47                 _              (47)

U.S. Government Select
  Money Market               4                 _               (4)

California Municipal
  Money Market               3                 _               (3)


   These reclassifications have no impact on the net asset value of the Funds and are primarily due to differing treatments of certain fees and expenses.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the year ended March 31, 1997, the Adviser voluntarily agreed to waive a portion of its advisory fees as applied to each Fund's daily net assets as shown on the accompanying Statements of Operations. Northern Trust had also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:


                          ANNUAL            ADVISORY
                         ADVISORY          FEES AFTER         EXPENSE
                           FEES             WAIVERS         LIMITATIONS
                         --------          ----------       -----------
Money Market              0.60%              0.40%             0.55%

U.S. Government
  Money Market            0.60%              0.40%             0.55%

Municipal Money
  Market                  0.60%              0.40%             0.55%

U.S. Government Select
  Money Market            0.60%              0.25%             0.40%

California Municipal
  Money Market            0.60%              0.30%             0.45%


   The Funds have entered into an administrative agreement with Sunstone Financial Group, Inc. ("Sunstone") for certain administrative services.
Pursuant to its administrative agreement with the Funds, Sunstone is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets. For the year ended March 31, 1997, Sunstone voluntarily agreed to waive a portion of its administration fees as shown on the accompanying Statements of Operations.

4. BANK LOANS

Northern Funds maintains a $5,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
   As of March 31, 1997, there were no outstanding borrowings.



REPORT OF INDEPENDENT
PUBLIC ACCOUNTANTS
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES:
NORTHERN FUNDS MONEY MARKET FUND, U.S. GOVERNMENT MONEY MARKET FUND, MUNICIPAL MONEY MARKET FUND, U.S. GOVERNMENT SELECT MONEY MARKET FUND, CALIFORNIA MUNICIPAL MONEY MARKET FUND

We have audited the accompanying statements of assets and liabilities of Northern Funds (a Massachusetts business trust consisting of the Money Market Fund, U.S. Government Money Market Fund, Municipal Money Market Fund, U.S. Government Select Money Market Fund and California Municipal Money Market Fund), including the schedules of investments, as of March 31, 1997, and the related statements of operations, changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Northern Funds as of March 31, 1997, the results of their operations, changes in their net assets, and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                   ARTHUR ANDERSEN LLP

Chicago, Illinois
May 16, 1997



This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

(LOGO)

P.O. Box 75986
Chicago, IL 60690-6319
1-800-595-9111

c 1997 Sunstone Distribution Services, LLC,
Distributor